UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Lifetime Asset Allocation Funds (Classes T, T1 and L)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund I

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	58.17%
International Equity	7.72%
Large Cap Equity	12.90%
Mid Cap Equity	5.53%
Real Estate Equity	6.16%
Small Cap Equity	2.95%
Fixed Interest Contract	6.57%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*

	(1/1/2013)	(6/28/2013)	(1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,010.60	$4.12

Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.14

Class T1
Actual	$1,000.00	$1,010.10	$4.62

Hypothetical (5% return before expenses)	$1,000.00	$1,019.92	$4.65

*Expenses are equal to the Fund’s annualized expense ratio of 0.83% for the Class T shares and 0.93% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.71%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund II

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	48.87%
International Equity	10.23%
Large Cap Equity	17.15%
Mid Cap Equity	7.39%
Real Estate Equity	6.94%
Small Cap Equity	3.90%
Fixed Interest Contract	5.52%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,023.20	$4.25

Hypothetical (5% return before expenses)	$1,000.00	$1,020.32	$4.24

Class T1
Actual	$1,000.00	$1,022.80	$4.75

Hypothetical (5% return before expenses)	$1,000.00	$1,019.82	$4.75

Class L
Actual	$1,000.00	$1,022.20	$5.46

Hypothetical (5% return before expenses)	$1,000.00	$1,019.12	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 0.86% for the Class T shares, 0.96% for the Class T1 shares and 1.11% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.74%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund III

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	40.10%
International Equity	12.65%
Large Cap Equity	21.22%
Mid Cap Equity	9.16%
Real Estate Equity	7.54%
Small Cap Equity	4.82%
Fixed Interest Contract	4.51%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,036.90	$4.38

Hypothetical (5% return before expenses)	$1,000.00	$1,020.22	$4.34

Class T1
Actual	$1,000.00	$1,036.10	$4.89

Hypothetical (5% return before expenses)	$1,000.00	$1,019.72	$4.85

*Expenses are equal to the Fund’s annualized expense ratio of 0.88% for the Class T shares and 0.98% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.76%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund I

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	47.25%
International Equity	12.89%
Large Cap Equity	18.04%
Mid Cap Equity	7.79%
Real Estate Equity	5.94%
Small Cap Equity	4.89%
Fixed Interest Contract	3.20%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,028.80	$4.46

Hypothetical (5% return before expenses)	$1,000.00	$1,020.12	$4.44

Class T1
Actual	$1,000.00	$1,028.30	$4.97

Hypothetical (5% return before expenses)	$1,000.00	$1,019.62	$4.95

*Expenses are equal to the Fund’s annualized expense ratio of 0.89% for the Class T shares and 0.99% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.77%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund II

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	33.92%
International Equity	16.95%
Large Cap Equity	23.74%
Mid Cap Equity	10.24%
Real Estate Equity	6.44%
Small Cap Equity	6.42%
Fixed Interest Contract	2.29%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,046.80	$4.61

Hypothetical (5% return before expenses)	$1,000.00	$1,020.02	$4.55

Class T1
Actual	$1,000.00	$1,045.90	$5.11

Hypothetical (5% return before expenses)	$1,000.00	$1,019.52	$5.05

Class L
Actual	$1,000.00	$1,046.30	$5.83

Hypothetical (5% return before expenses)	$1,000.00	$1,018.82	$5.75

*Expenses are equal to the Fund’s annualized expense ratio of 0.92% for the Class T shares, 1.02% for the Class T1 shares and 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.80%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund III

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	21.42%
International Equity	20.70%
Large Cap Equity	29.09%
Mid Cap Equity	12.54%
Real Estate Equity	6.93%
Small Cap Equity	7.87%

Fixed Interest Contract	1.45%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,063.70	$4.85

Hypothetical (5% return before expenses)	$1,000.00	$1,019.82	$4.75

Class T1
Actual	$1,000.00	$1,063.00	$5.26

Hypothetical (5% return before expenses)	$1,000.00	$1,019.42	$5.15

*Expenses are equal to the Fund’s annualized expense ratio of 0.95% for the Class T shares and 1.05% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.83%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund I

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	28.17%
International Equity	21.45%
Large Cap Equity	25.20%
Mid Cap Equity	10.89%
Real Estate Equity	5.53%
Small Cap Equity	7.97%
Fixed Interest Contract	0.79%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,054.40	$4.83

Hypothetical (5% return before expenses)	$1,000.00	$1,019.82	$4.75

Class T1
Actual	$1,000.00	$1,054.00	$5.24

Hypothetical (5% return before expenses)	$1,000.00	$1,019.42	$5.15

*Expenses are equal to the Fund’s annualized expense ratio of 0.95% for the Class T shares and 1.05% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.83%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund II

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	15.14%
International Equity	25.76%
Large Cap Equity	30.17%
Mid Cap Equity	13.05%
Real Estate Equity	5.90%
Small Cap Equity	9.55%
Fixed Interest Contract	0.43%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,070.80	$4.97

Hypothetical (5% return before expenses)	$1,000.00	$1,019.72	$4.85

Class T1
Actual	$1,000.00	$1,070.60	$5.38

Hypothetical (5% return before expenses)	$1,000.00	$1,019.32	$5.25

Class L
Actual	$1,000.00	$1,069.80	$6.21

Hypothetical (5% return before expenses)	$1,000.00	$1,018.52	$6.06

*Expenses are equal to the Fund’s annualized expense ratio of 0.97% for the Class T shares, 1.07% for the Class T1 shares and 1.22% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.85%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund III

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	7.23%
International Equity	28.29%

Large Cap Equity	33.22%
Mid Cap Equity	14.34%
Real Estate Equity	6.23%
Small Cap Equity	10.48%
Fixed Interest Contract	0.21%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,080.80	$5.10

Hypothetical (5% return before expenses)	$1,000.00	$1,019.62	$4.95

Class T1
Actual	$1,000.00	$1,080.10	$5.51

Hypothetical (5% return before expenses)	$1,000.00	$1,019.22	$5.35

*Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the Class T shares and 1.09% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.87%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund I

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	17.22%
International Equity	27.98%
Large Cap Equity	27.63%
Mid Cap Equity	11.92%
Real Estate Equity	5.22%
Small Cap Equity	10.03%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,065.40	$4.96

Hypothetical (5% return before expenses)	$1,000.00	$1,019.72	$4.85

Class T1
Actual	$1,000.00	$1,065.00	$5.47

Hypothetical (5% return before expenses)	$1,000.00	$1,019.22	$5.35

*Expenses are equal to the Fund’s annualized expense ratio of 0.98% for the Class T shares and 1.08% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.86%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund II

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	8.82%
International Equity	30.96%
Large Cap Equity	30.57%
Mid Cap Equity	13.16%
Real Estate Equity	5.39%
Small Cap Equity	11.10%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,075.70	$5.09

Hypothetical (5% return before expenses)	$1,000.00	$1,019.62	$4.95

Class T1
Actual	$1,000.00	$1,075.10	$5.50

Hypothetical (5% return before expenses)	$1,000.00	$1,019.22	$5.35

Class L
Actual	$1,000.00	$1,074.10	$6.33

Hypothetical (5% return before expenses)	$1,000.00	$1,018.42	$6.16

*Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the Class T shares, 1.09% for the Class T1 shares and 1.24% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.87%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund III

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	5.11%
International Equity	32.28%
Large Cap Equity	31.81%
Mid Cap Equity	13.72%
Real Estate Equity	5.53%
Small Cap Equity	11.55%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,079.90	$5.10

Hypothetical (5% return before expenses)	$1,000.00	$1,019.62	$4.95

Class T1
Actual	$1,000.00	$1,079.50	$5.61

Hypothetical (5% return before expenses)	$1,000.00	$1,019.12	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the Class T shares and 1.10% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.88%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund I

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	14.99%
International Equity	31.55%
Large Cap Equity	26.32%
Mid Cap Equity	11.35%
Real Estate Equity	4.91%
Small Cap Equity	10.88%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,065.60	$5.06

Hypothetical (5% return before expenses)	$1,000.00	$1,019.62	$4.95

Class T1
Actual	$1,000.00	$1,064.50	$5.47

Hypothetical (5% return before expenses)	$1,000.00	$1,019.22	$5.35

*Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the Class T shares and 1.09% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.87%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund II

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	8.00%
International Equity	34.40%
Large Cap Equity	28.54%
Mid Cap Equity	12.34%
Real Estate Equity	4.87%
Small Cap Equity	11.85%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,072.70	$5.08

Hypothetical (5% return before expenses)	$1,000.00	$1,019.62	$4.95

Class T1
Actual	$1,000.00	$1,071.80	$5.59

Hypothetical (5% return before expenses)	$1,000.00	$1,019.12	$5.45

Class L
Actual	$1,000.00	$1,071.20	$6.32

Hypothetical (5% return before expenses)	$1,000.00	$1,018.42	$6.16

*Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the Class T shares, 1.10% for the Class T1 shares and 1.25% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.88%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund III

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	5.01%
International Equity	35.61%
Large Cap Equity	29.58%
Mid Cap Equity	12.74%
Real Estate Equity	4.84%
Small Cap Equity	12.22%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class T
Actual	$1,000.00	$1,075.90	$5.19

Hypothetical (5% return before expenses)	$1,000.00	$1,019.52	$5.05

Class T1
Actual	$1,000.00	$1,075.80	$5.60

Hypothetical (5% return before expenses)	$1,000.00	$1,019.12	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 1.01% for the Class T shares and 1.11% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.89%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND I

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,104,217	American Century Inflation Adjusted Bond Fund A	$13,361,027
2,253,432	Great-West Bond Index Fund Initial Class(a)	30,308,663
2,906,782	Great-West Federated Bond Fund Initial Class(a)	30,317,737
1,395,615	Great-West Putnam High Yield Bond Fund Initial Class(a)	11,541,732
588,119	Great-West Short Duration Bond Fund Initial Class(a)	6,098,798
661,231	Great-West Templeton Global Bond Fund Initial Class(a)	6,268,471
374,316	Metropolitan West High Yield Bond Fund	3,851,710
1,030,736	Oppenheimer International Bond Fund A	6,277,181

TOTAL BOND MUTUAL FUNDS — 51.77% (Cost $112,000,681)		$108,025,319

EQUITY MUTUAL FUNDS
31,401	Allianz NFJ Small Cap Value Fund A	1,003,560
62,469	Cohen & Steers International Realty Fund	680,285
256,657	Great-West American Century Growth Fund Initial Class(a)	3,025,985
151,341	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,884,199
626,420	Great-West International Index Fund Initial Class(a)	6,220,349
324,770	Great-West Janus Large Cap Growth Fund Initial Class(a)	3,030,100
39,231	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,004,697
122,740	Great-West MFS International Growth Fund Initial Class(a)	1,398,014
171,940	Great-West MFS International Value Fund Initial Class(a)	1,715,961
284,811	Great-West Putnam Equity Income Fund Initial Class(a)	3,696,843
479,644	Great-West Real Estate Index Fund Initial Class(a)	5,223,322
936,673	Great-West S&P 500® Index Fund Initial Class(a)	13,469,353

Shares		Value

Equity Mutual Funds — (continued)
462,885	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$5,776,802
273,753	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,055,088
199,615	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,696,869
69,531	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,401,060
27,728	Harbor International Fund Investor	1,709,717
28,228	Invesco Developing Markets Fund R5	905,269
88,254	Invesco Global Real Estate Fund R5	1,031,692
47,127	Invesco International Growth Fund R5	1,399,667
29,129	Invesco Small Cap Discovery Fund A	334,692
78,720	Janus Perkins Mid Cap Value Fund S	1,882,200
37,525	Janus Triton Fund	752,007
118,643	Nuveen Real Estate Securities Fund	2,620,824
61,332	Oppenheimer Developing Markets Fund A	2,079,762
1,194,098	PIMCO Real Return Fund	13,373,897
118,186	T. Rowe Price Real Estate Fund	2,608,367
51,330	Third Avenue Real Estate Value Fund	1,380,781
26,897	Wells Fargo Advantage Common Stock Fund A	606,533

TOTAL EQUITY MUTUAL FUNDS — 41.67% (Cost $80,627,348)		$86,967,895

Account Balance

FIXED INTEREST CONTRACT
13,719,033(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	13,719,033

TOTAL FIXED INTEREST CONTRACT — 6.57% (Cost $13,719,033)		$13,719,033

TOTAL INVESTMENTS — 100.01% (Cost $206,347,062)		$208,712,247

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(30,604)

TOTAL NET ASSETS — 100.00%		$208,681,643

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND II

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
3,687,921	American Century Inflation Adjusted Bond Fund A	$44,623,840
7,492,594	Great-West Bond Index Fund Initial Class(a)	100,775,386
9,701,763	Great-West Federated Bond Fund Initial Class(a)	101,189,384
4,658,865	Great-West Putnam High Yield Bond Fund Initial Class(a)	38,528,818
1,957,504	Great-West Short Duration Bond Fund Initial Class(a)	20,299,319
2,226,944	Great-West Templeton Global Bond Fund Initial Class(a)	21,111,427
1,246,990	Metropolitan West High Yield Bond Fund	12,831,528
3,461,961	Oppenheimer International Bond Fund A	21,083,345

TOTAL BOND MUTUAL FUNDS — 43.49% (Cost $374,322,991)		$360,443,047

EQUITY MUTUAL FUNDS
164,037	Allianz NFJ Small Cap Value Fund A	5,242,626
298,370	Cohen & Steers International Realty Fund	3,249,247
1,357,391	Great-West American Century Growth Fund Initial Class(a)	16,003,634
799,411	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	9,952,663
3,296,209	Great-West International Index Fund Initial Class(a)	32,731,355
1,721,559	Great-West Janus Large Cap Growth Fund Initial Class(a)	16,062,143
205,317	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	5,258,173
647,508	Great-West MFS International Growth Fund Initial Class(a)	7,375,117
910,738	Great-West MFS International Value Fund Initial Class(a)	9,089,170
1,504,855	Great-West Putnam Equity Income Fund Initial Class(a)	19,533,022
2,120,734	Great-West Real Estate Index Fund Initial Class(a)	23,094,795
4,942,472	Great-West S&P 500® Index Fund Initial Class(a)	71,072,742

Shares		Value

Equity Mutual Funds — (continued)
2,458,767	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$30,685,412
1,449,238	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	16,173,500
1,053,806	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	19,516,482
372,372	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	7,503,305
146,008	Harbor International Fund Investor	9,002,840
148,967	Invesco Developing Markets Fund R5	4,777,363
422,219	Invesco Global Real Estate Fund R5	4,935,735
249,239	Invesco International Growth Fund R5	7,402,404
145,213	Invesco Small Cap Discovery Fund A	1,668,498
414,608	Janus Perkins Mid Cap Value Fund S	9,913,282
199,076	Janus Triton Fund	3,989,480
520,000	Nuveen Real Estate Securities Fund	11,486,805
329,496	Oppenheimer Developing Markets Fund A	11,173,202
3,990,841	PIMCO Real Return Fund	44,697,420
522,502	T. Rowe Price Real Estate Fund	11,531,617
242,090	Third Avenue Real Estate Value Fund	6,512,223
140,482	Wells Fargo Advantage Common Stock Fund A	3,167,871

TOTAL EQUITY MUTUAL FUNDS — 51.01% (Cost $387,696,555)		$422,802,126

Account Balance

FIXED INTEREST CONTRACT
45,763,389(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	45,763,389

TOTAL FIXED INTEREST CONTRACT — 5.52% (Cost $45,763,389)		$45,763,389

TOTAL INVESTMENTS — 100.02% (Cost $807,782,935)		$829,008,562

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(130,510)

TOTAL NET ASSETS — 100.00%		$828,878,052

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND III

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
86,686	American Century Inflation Adjusted Bond Fund A	$1,048,906
175,540	Great-West Bond Index Fund Initial Class(a)	2,361,011
227,336	Great-West Federated Bond Fund Initial Class(a)	2,371,113
109,141	Great-West Putnam High Yield Bond Fund Initial Class(a)	902,597
45,899	Great-West Short Duration Bond Fund Initial Class(a)	475,978
51,967	Great-West Templeton Global Bond Fund Initial Class(a)	492,646
29,364	Metropolitan West High Yield Bond Fund	302,151
81,139	Oppenheimer International Bond Fund A	494,135

TOTAL BOND MUTUAL FUNDS — 35.68% (Cost $8,815,010)		$8,448,537

EQUITY MUTUAL FUNDS
5,803	Allianz NFJ Small Cap Value Fund A	185,455
9,851	Cohen & Steers International Realty Fund	107,281
47,917	Great-West American Century Growth Fund Initial Class(a)	564,942
28,353	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	352,990
116,934	Great-West International Index Fund Initial Class(a)	1,161,158
60,789	Great-West Janus Large Cap Growth Fund Initial Class(a)	567,158
7,252	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	185,731
22,897	Great-West MFS International Growth Fund Initial Class(a)	260,798
32,163	Great-West MFS International Value Fund Initial Class(a)	320,989
53,329	Great-West Putnam Equity Income Fund Initial Class(a)	692,206
64,789	Great-West Real Estate Index Fund Initial Class(a)	705,550
174,523	Great-West S&P 500® Index Fund Initial Class(a)	2,509,643

Shares		Value

Equity Mutual Funds — (continued)
86,916	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$1,084,717
51,150	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	570,833
37,325	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	691,251
13,189	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	265,765
5,187	Harbor International Fund Investor	319,819
5,299	Invesco Developing Markets Fund R5	169,937
13,814	Invesco Global Real Estate Fund R5	161,483
8,814	Invesco International Growth Fund R5	261,777
5,183	Invesco Small Cap Discovery Fund A	59,552
14,690	Janus Perkins Mid Cap Value Fund S	351,241
6,984	Janus Triton Fund	139,961
16,018	Nuveen Real Estate Securities Fund	353,839
11,659	Oppenheimer Developing Markets Fund A	395,349
93,656	PIMCO Real Return Fund	1,048,945
15,863	T. Rowe Price Real Estate Fund	350,097
7,961	Third Avenue Real Estate Value Fund	214,144
5,069	Wells Fargo Advantage Common Stock Fund A	114,316

TOTAL EQUITY MUTUAL FUNDS — 59.82% (Cost $13,047,046)		$14,166,927

Account Balance

FIXED INTEREST CONTRACT
1,068,775(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	1,068,775

TOTAL FIXED INTEREST CONTRACT — 4.51% (Cost $1,068,775)		$1,068,775

TOTAL INVESTMENTS — 100.01% (Cost $22,930,831)		$23,684,239

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(2,582)

TOTAL NET ASSETS — 100.00%		$23,681,657

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND I

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
711,089	American Century Inflation Adjusted Bond Fund A	$8,604,175
2,733,576	Great-West Bond Index Fund Initial Class(a)	36,766,602
3,545,258	Great-West Federated Bond Fund Initial Class(a)	36,977,045
1,694,846	Great-West Putnam High Yield Bond Fund Initial Class(a)	14,016,374
376,430	Great-West Short Duration Bond Fund Initial Class(a)	3,903,574
869,282	Great-West Templeton Global Bond Fund Initial Class(a)	8,240,794
455,273	Metropolitan West High Yield Bond Fund	4,684,761
1,352,712	Oppenheimer International Bond Fund A	8,238,016

TOTAL BOND MUTUAL FUNDS — 44.13% (Cost $125,758,870)		$121,431,341

EQUITY MUTUAL FUNDS
68,191	Allianz NFJ Small Cap Value Fund A	2,179,378
85,848	Cohen & Steers International Realty Fund	934,887
472,660	Great-West American Century Growth Fund Initial Class(a)	5,572,666
280,952	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,497,848
1,351,458	Great-West International Index Fund Initial Class(a)	13,419,978
599,701	Great-West Janus Large Cap Growth Fund Initial Class(a)	5,595,214
85,386	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,186,736
264,905	Great-West MFS International Growth Fund Initial Class(a)	3,017,263
373,716	Great-West MFS International Value Fund Initial Class(a)	3,729,683
526,316	Great-West Putnam Equity Income Fund Initial Class(a)	6,831,580
601,745	Great-West Real Estate Index Fund Initial Class(a)	6,553,006
1,726,013	Great-West S&P 500® Index Fund Initial Class(a)	24,820,067

Shares		Value

Equity Mutual Funds — (continued)
857,705	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$10,704,164
602,063	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	6,719,026
368,719	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	6,828,680
130,243	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,624,393
59,933	Harbor International Fund Investor	3,695,471
72,283	Invesco Developing Markets Fund R5	2,318,113
118,536	Invesco Global Real Estate Fund R5	1,385,681
101,946	Invesco International Growth Fund R5	3,027,808
62,566	Invesco Small Cap Discovery Fund A	718,879
145,575	Janus Perkins Mid Cap Value Fund S	3,480,706
82,393	Janus Triton Fund	1,651,158
148,574	Nuveen Real Estate Securities Fund	3,281,988
157,148	Oppenheimer Developing Markets Fund A	5,328,901
769,438	PIMCO Real Return Fund	8,617,704
146,896	T. Rowe Price Real Estate Fund	3,241,989
69,960	Third Avenue Real Estate Value Fund	1,881,922
50,229	Wells Fargo Advantage Common Stock Fund A	1,132,671

TOTAL EQUITY MUTUAL FUNDS — 52.68% (Cost $132,025,131)		$144,977,560

Account Balance

FIXED INTEREST CONTRACT
8,816,178(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	8,816,178

TOTAL FIXED INTEREST CONTRACT — 3.20% (Cost $8,816,178)		$8,816,178

TOTAL INVESTMENTS — 100.01% (Cost $266,600,179)		$275,225,079

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(39,955)

TOTAL NET ASSETS — 100.00%		$275,185,124

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND II

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
2,132,101	American Century Inflation Adjusted Bond Fund A	$25,798,427
8,251,181	Great-West Bond Index Fund Initial Class(a)	110,978,387
10,638,518	Great-West Federated Bond Fund Initial Class(a)	110,959,747
5,112,712	Great-West Putnam High Yield Bond Fund Initial Class(a)	42,282,127
1,133,726	Great-West Short Duration Bond Fund Initial Class(a)	11,756,738
2,603,637	Great-West Templeton Global Bond Fund Initial Class(a)	24,682,474
1,367,566	Metropolitan West High Yield Bond Fund	14,072,256
4,047,683	Oppenheimer International Bond Fund A	24,650,388

TOTAL BOND MUTUAL FUNDS — 31.68% (Cost $378,528,394)		$365,180,544

EQUITY MUTUAL FUNDS
375,519	Allianz NFJ Small Cap Value Fund A	12,001,586
423,820	Cohen & Steers International Realty Fund	4,615,397
2,609,120	Great-West American Century Growth Fund Initial Class(a)	30,761,525
1,546,206	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	19,250,263
7,472,695	Great-West International Index Fund Initial Class(a)	74,203,866
3,312,849	Great-West Janus Large Cap Growth Fund Initial Class(a)	30,908,886
470,055	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	12,038,103
1,460,797	Great-West MFS International Growth Fund Initial Class(a)	16,638,475
2,064,218	Great-West MFS International Value Fund Initial Class(a)	20,600,896
2,901,169	Great-West Putnam Equity Income Fund Initial Class(a)	37,657,170
2,674,944	Great-West Real Estate Index Fund Initial Class(a)	29,130,141
9,510,961	Great-West S&P 500® Index Fund Initial Class(a)	136,767,617

Shares		Value

Equity Mutual Funds — (continued)
4,734,931	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$59,091,943
3,316,284	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	37,009,729
2,032,211	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	37,636,548
716,675	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	14,441,007
330,678	Harbor International Fund Investor	20,389,605
397,822	Invesco Developing Markets Fund R5	12,758,162
588,921	Invesco Global Real Estate Fund R5	6,884,481
562,361	Invesco International Growth Fund R5	16,702,129
342,074	Invesco Small Cap Discovery Fund A	3,930,426
802,636	Janus Perkins Mid Cap Value Fund S	19,191,016
448,033	Janus Triton Fund	8,978,586
657,288	Nuveen Real Estate Securities Fund	14,519,485
871,424	Oppenheimer Developing Markets Fund A	29,549,976
2,308,128	PIMCO Real Return Fund	25,851,036
655,682	T. Rowe Price Real Estate Fund	14,470,909
344,059	Third Avenue Real Estate Value Fund	9,255,199
271,598	Wells Fargo Advantage Common Stock Fund A	6,124,542

TOTAL EQUITY MUTUAL FUNDS — 66.05% (Cost $688,238,143)		$761,358,704

Account Balance

FIXED INTEREST CONTRACT
26,372,440(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	26,372,440

TOTAL FIXED INTEREST CONTRACT — 2.29% (Cost $26,372,440)		$26,372,440

TOTAL INVESTMENTS — 100.02% (Cost $1,093,138,977)		$1,152,911,688

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(181,218)

TOTAL NET ASSETS — 100.00%		$1,152,730,470

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND III

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
70,311	American Century Inflation Adjusted Bond Fund A	$850,771
269,257	Great-West Bond Index Fund Initial Class(a)	3,621,509
349,997	Great-West Federated Bond Fund Initial Class(a)	3,650,468
167,428	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,384,631
37,231	Great-West Short Duration Bond Fund Initial Class(a)	386,085
86,062	Great-West Templeton Global Bond Fund Initial Class(a)	815,867
45,046	Metropolitan West High Yield Bond Fund	463,522
133,551	Oppenheimer International Bond Fund A	813,325

TOTAL BOND MUTUAL FUNDS — 20.01% (Cost $12,454,486)		$11,986,178

EQUITY MUTUAL FUNDS
23,958	Allianz NFJ Small Cap Value Fund A	765,711
25,977	Cohen & Steers International Realty Fund	282,890
165,936	Great-West American Century Growth Fund Initial Class(a)	1,956,389
98,254	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,223,256
474,354	Great-West International Index Fund Initial Class(a)	4,710,339
210,148	Great-West Janus Large Cap Growth Fund Initial Class(a)	1,960,684
29,973	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	767,621
93,077	Great-West MFS International Growth Fund Initial Class(a)	1,060,152
130,800	Great-West MFS International Value Fund Initial Class(a)	1,305,386
184,950	Great-West Putnam Equity Income Fund Initial Class(a)	2,400,648
145,485	Great-West Real Estate Index Fund Initial Class(a)	1,584,327
605,853	Great-West S&P 500® Index Fund Initial Class(a)	8,712,167

Shares		Value

Equity Mutual Funds — (continued)
301,673	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$3,764,880
211,038	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,355,179
129,584	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,399,895
45,537	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	917,567
21,030	Harbor International Fund Investor	1,296,715
25,270	Invesco Developing Markets Fund R5	810,393
36,236	Invesco Global Real Estate Fund R5	423,599
35,814	Invesco International Growth Fund R5	1,063,680
21,392	Invesco Small Cap Discovery Fund A	245,788
50,843	Janus Perkins Mid Cap Value Fund S	1,215,657
28,925	Janus Triton Fund	579,653
35,634	Nuveen Real Estate Securities Fund	787,154
55,219	Oppenheimer Developing Markets Fund A	1,872,460
75,544	PIMCO Real Return Fund	846,093
35,584	T. Rowe Price Real Estate Fund	785,341
21,214	Third Avenue Real Estate Value Fund	570,664
17,264	Wells Fargo Advantage Common Stock Fund A	389,291

TOTAL EQUITY MUTUAL FUNDS — 78.55% (Cost $42,049,928)		$47,053,579

Account Balance

FIXED INTEREST CONTRACT
871,970(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	871,970

TOTAL FIXED INTEREST CONTRACT — 1.45% (Cost $871,970)		$871,970

TOTAL INVESTMENTS — 100.01% (Cost $55,376,384)		$59,911,727

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(6,230)

TOTAL NET ASSETS — 100.00%		$59,905,497

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND I

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
133,416	American Century Inflation Adjusted Bond Fund A	$1,614,332
1,366,204	Great-West Bond Index Fund Initial Class(a)	18,375,451
1,759,914	Great-West Federated Bond Fund Initial Class(a)	18,355,906
839,147	Great-West Putnam High Yield Bond Fund Initial Class(a)	6,939,746
71,379	Great-West Short Duration Bond Fund Initial Class(a)	740,196
456,873	Great-West Templeton Global Bond Fund Initial Class(a)	4,331,153
224,423	Metropolitan West High Yield Bond Fund	2,309,311
711,172	Oppenheimer International Bond Fund A	4,331,038

TOTAL BOND MUTUAL FUNDS — 27.40% (Cost $58,981,935)		$56,997,133

EQUITY MUTUAL FUNDS
84,182	Allianz NFJ Small Cap Value Fund A	2,690,454
64,774	Cohen & Steers International Realty Fund	705,392
500,216	Great-West American Century Growth Fund Initial Class(a)	5,897,541
295,686	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,681,287
1,667,796	Great-West International Index Fund Initial Class(a)	16,561,212
634,600	Great-West Janus Large Cap Growth Fund Initial Class(a)	5,920,822
105,192	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,693,977
326,373	Great-West MFS International Growth Fund Initial Class(a)	3,717,388
458,556	Great-West MFS International Value Fund Initial Class(a)	4,576,393
558,032	Great-West Putnam Equity Income Fund Initial Class(a)	7,243,255
415,302	Great-West Real Estate Index Fund Initial Class(a)	4,522,642
1,818,033	Great-West S&P 500® Index Fund Initial Class(a)	26,143,310

Shares		Value

Equity Mutual Funds — (continued)
907,924	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$11,330,885
742,255	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	8,283,570
390,731	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	7,236,334
137,611	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,772,868
73,695	Harbor International Fund Investor	4,544,045
101,439	Invesco Developing Markets Fund R5	3,253,149
88,966	Invesco Global Real Estate Fund R5	1,040,013
125,571	Invesco International Growth Fund R5	3,729,444
76,354	Invesco Small Cap Discovery Fund A	877,308
153,598	Janus Perkins Mid Cap Value Fund S	3,672,523
101,813	Janus Triton Fund	2,040,333
102,728	Nuveen Real Estate Securities Fund	2,269,250
222,740	Oppenheimer Developing Markets Fund A	7,553,123
144,522	PIMCO Real Return Fund	1,618,645
101,659	T. Rowe Price Real Estate Fund	2,243,617
52,852	Third Avenue Real Estate Value Fund	1,421,717
52,774	Wells Fargo Advantage Common Stock Fund A	1,190,061

TOTAL EQUITY MUTUAL FUNDS — 71.82% (Cost $134,802,404)		$149,430,558

Account Balance

FIXED INTEREST CONTRACT
1,646,859(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	1,646,859

TOTAL FIXED INTEREST CONTRACT — 0.79% (Cost $1,646,859)		$1,646,859

TOTAL INVESTMENTS — 100.01% (Cost $195,431,198)		$208,074,550

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(30,579)

TOTAL NET ASSETS — 100.00%		$208,043,971

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND II

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
286,580	American Century Inflation Adjusted Bond Fund A	$3,467,615
2,927,753	Great-West Bond Index Fund Initial Class(a)	39,378,272
3,774,350	Great-West Federated Bond Fund Initial Class(a)	39,366,472
1,800,385	Great-West Putnam High Yield Bond Fund Initial Class(a)	14,889,188
150,559	Great-West Short Duration Bond Fund Initial Class(a)	1,561,296
978,633	Great-West Templeton Global Bond Fund Initial Class(a)	9,277,445
481,139	Metropolitan West High Yield Bond Fund	4,950,918
1,524,177	Oppenheimer International Bond Fund A	9,282,236

TOTAL BOND MUTUAL FUNDS — 14.73% (Cost $126,544,951)		$122,173,442

EQUITY MUTUAL FUNDS
401,725	Allianz NFJ Small Cap Value Fund A	12,839,143
312,645	Cohen & Steers International Realty Fund	3,404,701
2,392,021	Great-West American Century Growth Fund Initial Class(a)	28,201,931
1,416,620	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	17,636,922
7,964,822	Great-West International Index Fund Initial Class(a)	79,090,683
3,032,349	Great-West Janus Large Cap Growth Fund Initial Class(a)	28,291,817
502,508	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	12,869,241
1,564,883	Great-West MFS International Growth Fund Initial Class(a)	17,824,023
2,196,090	Great-West MFS International Value Fund Initial Class(a)	21,916,976
2,663,260	Great-West Putnam Equity Income Fund Initial Class(a)	34,569,109
1,712,938	Great-West Real Estate Index Fund Initial Class(a)	18,653,899
8,665,965	Great-West S&P 500® Index Fund Initial Class(a)	124,616,579

Shares		Value

Equity Mutual Funds — (continued)
4,337,803	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$54,135,787
3,545,567	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	39,568,524
1,865,117	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	34,541,958
657,240	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	13,243,389
353,089	Harbor International Fund Investor	21,771,464
486,972	Invesco Developing Markets Fund R5	15,617,208
429,527	Invesco Global Real Estate Fund R5	5,021,168
601,958	Invesco International Growth Fund R5	17,878,146
360,983	Invesco Small Cap Discovery Fund A	4,147,692
734,001	Janus Perkins Mid Cap Value Fund S	17,549,972
487,056	Janus Triton Fund	9,760,597
420,521	Nuveen Real Estate Securities Fund	9,289,302
1,066,695	Oppenheimer Developing Markets Fund A	36,171,617
302,787	PIMCO Real Return Fund	3,391,217
419,621	T. Rowe Price Real Estate Fund	9,261,025
249,785	Third Avenue Real Estate Value Fund	6,719,227
250,091	Wells Fargo Advantage Common Stock Fund A	5,639,550

TOTAL EQUITY MUTUAL FUNDS — 84.86% (Cost $634,388,881)		$703,622,867

Account Balance

FIXED INTEREST CONTRACT
3,530,733(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,530,733

TOTAL FIXED INTEREST CONTRACT — 0.43% (Cost $3,530,733)		$3,530,733

TOTAL INVESTMENTS — 100.02% (Cost $764,464,565)		$829,327,042

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(130,151)

TOTAL NET ASSETS — 100.00%		$829,196,891

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND III

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
9,833	American Century Inflation Adjusted Bond Fund A	$118,982
101,143	Great-West Bond Index Fund Initial Class(a)	1,360,370
130,198	Great-West Federated Bond Fund Initial Class(a)	1,357,969
62,608	Great-West Putnam High Yield Bond Fund Initial Class(a)	517,771
5,149	Great-West Short Duration Bond Fund Initial Class(a)	53,392
34,157	Great-West Templeton Global Bond Fund Initial Class(a)	323,810
16,730	Metropolitan West High Yield Bond Fund	172,151
53,033	Oppenheimer International Bond Fund A	322,968

TOTAL BOND MUTUAL FUNDS — 7.03% (Cost $4,388,715)		$4,227,413

EQUITY MUTUAL FUNDS
31,922	Allianz NFJ Small Cap Value Fund A	1,020,219
26,055	Cohen & Steers International Realty Fund	283,744
190,597	Great-West American Century Growth Fund Initial Class(a)	2,247,135
112,935	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,406,036
633,520	Great-West International Index Fund Initial Class(a)	6,290,853
241,837	Great-West Janus Large Cap Growth Fund Initial Class(a)	2,256,340
39,985	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,024,019
124,257	Great-West MFS International Growth Fund Initial Class(a)	1,415,290
174,946	Great-West MFS International Value Fund Initial Class(a)	1,745,959
211,874	Great-West Putnam Equity Income Fund Initial Class(a)	2,750,118
126,364	Great-West Real Estate Index Fund Initial Class(a)	1,376,104
693,766	Great-West S&P 500® Index Fund Initial Class(a)	9,976,360

Shares		Value

Equity Mutual Funds — (continued)
345,753	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$4,314,995
282,599	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,153,803
148,511	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,750,430
52,241	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,052,655
28,008	Harbor International Fund Investor	1,726,986
38,844	Invesco Developing Markets Fund R5	1,245,738
36,548	Invesco Global Real Estate Fund R5	427,240
47,810	Invesco International Growth Fund R5	1,419,950
28,777	Invesco Small Cap Discovery Fund A	330,648
58,666	Janus Perkins Mid Cap Value Fund S	1,402,697
38,541	Janus Triton Fund	772,370
31,169	Nuveen Real Estate Securities Fund	688,519
85,107	Oppenheimer Developing Markets Fund A	2,885,987
10,642	PIMCO Real Return Fund	119,194
30,819	T. Rowe Price Real Estate Fund	680,184
21,257	Third Avenue Real Estate Value Fund	571,816
19,981	Wells Fargo Advantage Common Stock Fund A	450,580

TOTAL EQUITY MUTUAL FUNDS — 92.77% (Cost $49,962,181)		$55,785,969

Account Balance

FIXED INTEREST CONTRACT
124,638(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	124,638

TOTAL FIXED INTEREST CONTRACT — 0.21% (Cost $124,638)		$124,638

TOTAL INVESTMENTS — 100.01% (Cost $54,475,534)		$60,138,020

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(6,252)

TOTAL NET ASSETS — 100.00%		$60,131,768

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND I

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
432,838	Great-West Bond Index Fund Initial Class(a)	$5,821,672
557,977	Great-West Federated Bond Fund Initial Class(a)	5,819,699
264,792	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,189,832
155,513	Great-West Templeton Global Bond Fund Initial Class(a)	1,474,262
71,089	Metropolitan West High Yield Bond Fund	731,508
242,487	Oppenheimer International Bond Fund A	1,476,742

TOTAL BOND MUTUAL FUNDS — 17.22% (Cost $18,104,866)		$17,513,715

EQUITY MUTUAL FUNDS
51,808	Allianz NFJ Small Cap Value Fund A	1,655,799
31,594	Cohen & Steers International Realty Fund	344,056
268,541	Great-West American Century Growth Fund Initial Class(a)	3,166,094
158,668	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,975,416
1,029,992	Great-West International Index Fund Initial Class(a)	10,227,825
340,627	Great-West Janus Large Cap Growth Fund Initial Class(a)	3,178,051
64,722	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,657,522
201,537	Great-West MFS International Growth Fund Initial Class(a)	2,295,504
283,533	Great-West MFS International Value Fund Initial Class(a)	2,829,656
298,238	Great-West Putnam Equity Income Fund Initial Class(a)	3,871,126
188,969	Great-West Real Estate Index Fund Initial Class(a)	2,057,874

Shares		Value

Equity Mutual Funds — (continued)
975,006	Great-West S&P 500® Index Fund Initial Class(a)	$14,020,590
485,835	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	6,063,221
457,101	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	5,101,251
208,757	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,866,171
73,490	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,480,816
45,612	Harbor International Fund Investor	2,812,407
71,762	Invesco Developing Markets Fund R5	2,301,420
43,715	Invesco Global Real Estate Fund R5	511,024
77,541	Invesco International Growth Fund R5	2,302,977
46,905	Invesco Small Cap Discovery Fund A	538,944
82,378	Janus Perkins Mid Cap Value Fund S	1,969,657
62,276	Janus Triton Fund	1,248,019
46,403	Nuveen Real Estate Securities Fund	1,025,051
157,327	Oppenheimer Developing Markets Fund A	5,334,954
46,304	T. Rowe Price Real Estate Fund	1,021,935
25,736	Third Avenue Real Estate Value Fund	692,292
27,956	Wells Fargo Advantage Common Stock Fund A	630,407

TOTAL EQUITY MUTUAL FUNDS — 82.79% (Cost $76,119,546)		$84,180,059

TOTAL INVESTMENTS — 100.01% (Cost $94,224,412)		$101,693,774

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(14,686)

TOTAL NET ASSETS — 100.00%		$101,679,088

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND II

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
880,612	Great-West Bond Index Fund Initial Class(a)	$11,844,233
1,135,218	Great-West Federated Bond Fund Initial Class(a)	11,840,322
539,971	Great-West Putnam High Yield Bond Fund Initial Class(a)	4,465,562
314,653	Great-West Templeton Global Bond Fund Initial Class(a)	2,982,915
144,811	Metropolitan West High Yield Bond Fund	1,490,106
490,567	Oppenheimer International Bond Fund A	2,987,551

TOTAL BOND MUTUAL FUNDS — 8.82% (Cost $36,833,051)		$35,610,689

EQUITY MUTUAL FUNDS
228,293	Allianz NFJ Small Cap Value Fund A	7,296,241
152,065	Cohen & Steers International Realty Fund	1,655,992
1,179,302	Great-West American Century Growth Fund Initial Class(a)	13,903,967
694,855	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	8,650,942
4,524,385	Great-West International Index Fund Initial Class(a)	44,927,140
1,494,165	Great-West Janus Large Cap Growth Fund Initial Class(a)	13,940,560
285,224	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	7,304,597
885,902	Great-West MFS International Growth Fund Initial Class(a)	10,090,418
1,241,781	Great-West MFS International Value Fund Initial Class(a)	12,392,974
1,311,696	Great-West Putnam Equity Income Fund Initial Class(a)	17,025,812
738,969	Great-West Real Estate Index Fund Initial Class(a)	8,047,369

Shares		Value

Equity Mutual Funds — (continued)
4,283,628	Great-West S&P 500® Index Fund Initial Class(a)	$61,598,576
2,132,608	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	26,614,952
2,009,516	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	22,426,200
918,650	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	17,013,391
321,879	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	6,485,855
200,101	Harbor International Fund Investor	12,338,200
316,218	Invesco Developing Markets Fund R5	10,141,116
209,137	Invesco Global Real Estate Fund R5	2,444,810
340,559	Invesco International Growth Fund R5	10,114,605
203,696	Invesco Small Cap Discovery Fund A	2,340,471
360,761	Janus Perkins Mid Cap Value Fund S	8,625,806
273,295	Janus Triton Fund	5,476,825
182,352	Nuveen Real Estate Securities Fund	4,028,155
690,246	Oppenheimer Developing Markets Fund A	23,406,246
180,009	T. Rowe Price Real Estate Fund	3,972,807
121,549	Third Avenue Real Estate Value Fund	3,269,677
123,459	Wells Fargo Advantage Common Stock Fund A	2,784,000

TOTAL EQUITY MUTUAL FUNDS — 91.20% (Cost $333,823,519)		$368,317,704

TOTAL INVESTMENTS — 100.02% (Cost $370,656,570)		$403,928,393

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(62,346)

TOTAL NET ASSETS — 100.00%		$403,866,047

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND III

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
43,777	Great-West Bond Index Fund Initial Class(a)	$588,803
56,419	Great-West Federated Bond Fund Initial Class(a)	588,453
27,074	Great-West Putnam High Yield Bond Fund Initial Class(a)	223,904
15,698	Great-West Templeton Global Bond Fund Initial Class(a)	148,814
7,382	Metropolitan West High Yield Bond Fund	75,959
24,454	Oppenheimer International Bond Fund A	148,925

TOTAL BOND MUTUAL FUNDS — 5.11% (Cost $1,839,446)		$1,774,858

EQUITY MUTUAL FUNDS
20,374	Allianz NFJ Small Cap Value Fund A	651,154
14,997	Cohen & Steers International Realty Fund	163,322
105,487	Great-West American Century Growth Fund Initial Class(a)	1,243,689
62,302	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	775,661
404,570	Great-West International Index Fund Initial Class(a)	4,017,377
133,603	Great-West Janus Large Cap Growth Fund Initial Class(a)	1,246,520
25,478	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	652,481
79,419	Great-West MFS International Growth Fund Initial Class(a)	904,588
111,202	Great-West MFS International Value Fund Initial Class(a)	1,109,795
117,241	Great-West Putnam Equity Income Fund Initial Class(a)	1,521,782
61,892	Great-West Real Estate Index Fund Initial Class(a)	674,006

Shares		Value

Equity Mutual Funds — (continued)
382,915	Great-West S&P 500® Index Fund Initial Class(a)	$5,506,319
190,837	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	2,381,641
179,646	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,004,846
82,177	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,521,921
28,905	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	582,442
17,893	Harbor International Fund Investor	1,103,256
28,199	Invesco Developing Markets Fund R5	904,339
20,943	Invesco Global Real Estate Fund R5	244,825
30,525	Invesco International Growth Fund R5	906,582
18,409	Invesco Small Cap Discovery Fund A	211,520
32,335	Janus Perkins Mid Cap Value Fund S	773,136
24,343	Janus Triton Fund	487,833
15,290	Nuveen Real Estate Securities Fund	337,766
61,682	Oppenheimer Developing Markets Fund A	2,091,651
15,086	T. Rowe Price Real Estate Fund	332,951
12,257	Third Avenue Real Estate Value Fund	329,715
11,068	Wells Fargo Advantage Common Stock Fund A	249,576

TOTAL EQUITY MUTUAL FUNDS — 94.90% (Cost $29,670,335)		$32,930,694

TOTAL INVESTMENTS — 100.01% (Cost $31,509,781)		$34,705,552

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(3,526)

TOTAL NET ASSETS — 100.00%		$34,702,026

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND I

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
96,443	Great-West Bond Index Fund Initial Class(a)	$1,297,154
124,345	Great-West Federated Bond Fund Initial Class(a)	1,296,920
59,175	Great-West Putnam High Yield Bond Fund Initial Class(a)	489,379
40,995	Great-West Templeton Global Bond Fund Initial Class(a)	388,629
15,820	Metropolitan West High Yield Bond Fund	162,789
63,831	Oppenheimer International Bond Fund A	388,731

TOTAL BOND MUTUAL FUNDS — 14.99% (Cost $4,170,489)		$4,023,602

EQUITY MUTUAL FUNDS
14,847	Allianz NFJ Small Cap Value Fund A	474,501
8,347	Cohen & Steers International Realty Fund	90,900
67,379	Great-West American Century Growth Fund Initial Class(a)	794,391
39,795	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	495,444
296,173	Great-West International Index Fund Initial Class(a)	2,940,997
85,423	Great-West Janus Large Cap Growth Fund Initial Class(a)	796,998
18,574	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	475,683
58,102	Great-West MFS International Growth Fund Initial Class(a)	661,782
81,646	Great-West MFS International Value Fund Initial Class(a)	814,828
75,015	Great-West Putnam Equity Income Fund Initial Class(a)	973,699
45,797	Great-West Real Estate Index Fund Initial Class(a)	498,733

Shares		Value

Equity Mutual Funds — (continued)
245,249	Great-West S&P 500® Index Fund Initial Class(a)	$3,526,678
122,291	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,526,195
130,940	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	1,461,290
52,549	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	973,212
18,482	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	372,417
13,100	Harbor International Fund Investor	807,762
23,455	Invesco Developing Markets Fund R5	752,184
12,022	Invesco Global Real Estate Fund R5	140,541
22,357	Invesco International Growth Fund R5	664,009
13,318	Invesco Small Cap Discovery Fund A	153,025
20,622	Janus Perkins Mid Cap Value Fund S	493,076
17,764	Janus Triton Fund	355,995
11,245	Nuveen Real Estate Securities Fund	248,410
51,205	Oppenheimer Developing Markets Fund A	1,736,372
11,218	T. Rowe Price Real Estate Fund	247,568
6,781	Third Avenue Real Estate Value Fund	182,394
7,024	Wells Fargo Advantage Common Stock Fund A	158,386

TOTAL EQUITY MUTUAL FUNDS — 85.02% (Cost $20,905,808)		$22,817,470

TOTAL INVESTMENTS — 100.01% (Cost $25,076,297)		$26,841,072

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(3,757)

TOTAL NET ASSETS — 100.00%		$26,837,315

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND II

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
187,945	Great-West Bond Index Fund Initial Class(a)	$2,527,855
242,388	Great-West Federated Bond Fund Initial Class(a)	2,528,103
115,796	Great-West Putnam High Yield Bond Fund Initial Class(a)	957,633
79,507	Great-West Templeton Global Bond Fund Initial Class(a)	753,731
31,426	Metropolitan West High Yield Bond Fund	323,368
124,069	Oppenheimer International Bond Fund A	755,583

TOTAL BOND MUTUAL FUNDS — 8.01% (Cost $8,123,887)		$7,846,273

EQUITY MUTUAL FUNDS
59,135	Allianz NFJ Small Cap Value Fund A	1,889,947
36,016	Cohen & Steers International Realty Fund	392,219
267,914	Great-West American Century Growth Fund Initial Class(a)	3,158,706
158,160	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,969,090
1,178,998	Great-West International Index Fund Initial Class(a)	11,707,452
339,439	Great-West Janus Large Cap Growth Fund Initial Class(a)	3,166,965
73,908	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,892,774
231,365	Great-West MFS International Growth Fund Initial Class(a)	2,635,244
324,652	Great-West MFS International Value Fund Initial Class(a)	3,240,028
297,857	Great-West Putnam Equity Income Fund Initial Class(a)	3,866,187
157,249	Great-West Real Estate Index Fund Initial Class(a)	1,712,443

Shares		Value

Equity Mutual Funds — (continued)
968,870	Great-West S&P 500® Index Fund Initial Class(a)	$13,932,353
484,574	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	6,047,482
520,036	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	5,803,603
208,578	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,862,869
73,261	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,476,205
52,236	Harbor International Fund Investor	3,220,886
93,342	Invesco Developing Markets Fund R5	2,993,471
49,671	Invesco Global Real Estate Fund R5	580,659
88,949	Invesco International Growth Fund R5	2,641,770
52,886	Invesco Small Cap Discovery Fund A	607,661
82,197	Janus Perkins Mid Cap Value Fund S	1,965,336
71,268	Janus Triton Fund	1,428,213
38,601	Nuveen Real Estate Securities Fund	852,701
203,446	Oppenheimer Developing Markets Fund A	6,898,858
38,509	T. Rowe Price Real Estate Fund	849,892
29,117	Third Avenue Real Estate Value Fund	783,237
28,258	Wells Fargo Advantage Common Stock Fund A	637,226

TOTAL EQUITY MUTUAL FUNDS — 92.01% (Cost $82,953,359)		$90,213,477

TOTAL INVESTMENTS — 100.02% (Cost $91,077,246)		$98,059,750

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(15,136)

TOTAL NET ASSETS — 100.00%		$98,044,614

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND III

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
5,008	Great-West Bond Index Fund Initial Class(a)	$67,360
6,456	Great-West Federated Bond Fund Initial Class(a)	67,334
3,120	Great-West Putnam High Yield Bond Fund Initial Class(a)	25,805
2,112	Great-West Templeton Global Bond Fund Initial Class(a)	20,023
851	Metropolitan West High Yield Bond Fund	8,762
3,295	Oppenheimer International Bond Fund A	20,064

TOTAL BOND MUTUAL FUNDS — 5.01% (Cost $217,685)		$209,348

EQUITY MUTUAL FUNDS
2,597	Allianz NFJ Small Cap Value Fund A	83,005
1,776	Cohen & Steers International Realty Fund	19,338
11,824	Great-West American Century Growth Fund Initial Class(a)	139,403
6,947	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	86,495
51,944	Great-West International Index Fund Initial Class(a)	515,800
14,981	Great-West Janus Large Cap Growth Fund Initial Class(a)	139,774
3,244	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	83,088
10,189	Great-West MFS International Growth Fund Initial Class(a)	116,048
14,277	Great-West MFS International Value Fund Initial Class(a)	142,488
13,157	Great-West Putnam Equity Income Fund Initial Class(a)	170,776
6,217	Great-West Real Estate Index Fund Initial Class(a)	67,708

Shares		Value

Equity Mutual Funds — (continued)
42,859	Great-West S&P 500® Index Fund Initial Class(a)	$616,305
21,353	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	266,491
22,919	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	255,771
9,214	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	170,635
3,250	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	65,479
2,300	Harbor International Fund Investor	141,822
4,114	Invesco Developing Markets Fund R5	131,940
2,442	Invesco Global Real Estate Fund R5	28,543
3,919	Invesco International Growth Fund R5	116,398
2,326	Invesco Small Cap Discovery Fund A	26,725
3,612	Janus Perkins Mid Cap Value Fund S	86,360
3,120	Janus Triton Fund	62,531
1,540	Nuveen Real Estate Securities Fund	34,024
8,995	Oppenheimer Developing Markets Fund A	305,028
1,517	T. Rowe Price Real Estate Fund	33,489
1,429	Third Avenue Real Estate Value Fund	38,447
1,241	Wells Fargo Advantage Common Stock Fund A	27,974

TOTAL EQUITY MUTUAL FUNDS — 95.00% (Cost $3,704,888)		$3,971,885

TOTAL INVESTMENTS — 100.01% (Cost $3,922,573)		$4,181,233

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(474)

TOTAL NET ASSETS — 100.00%		$4,180,759

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$152,853,076	$611,719,236	$17,605,851
Investments at fair value, unaffiliated(b)	55,859,171	217,289,326	6,078,388
Dividends receivable	67,744	253,512	6,781
Subscriptions receivable	125,431	747,229	195,869
Receivable for investments sold	1,205,093	352,441	–

Total Assets	210,110,515	830,361,744	23,886,889

LIABILITIES:
Payable to investment adviser	19,350	77,400	2,209
Redemptions payable	1,315,573	1,099,670	–
Payable for investments purchased	82,696	253,512	202,650
Payable for distribution fees	11,253	53,110	373

Total Liabilities	1,428,872	1,483,692	205,232

NET ASSETS	$208,681,643	$828,878,052	$23,681,657

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,643,241	$6,170,339	$170,931
Paid-in capital in excess of par	200,490,989	786,118,543	21,754,613
Net unrealized appreciation on investments	2,365,185	21,225,627	753,408
Undistributed (overdistributed) net investment income	(20,792)	(21,954)	40
Accumulated net realized gain on investments	4,203,020	15,385,497	1,002,665

TOTAL NET ASSETS	$208,681,643	$828,878,052	$23,681,657

TOTAL NET ASSETS BY CLASS
Class T	$57,228,506	$142,656,861	$18,270,414

Class T1	$151,453,137	$670,861,941	$5,411,243

Class L	$0.00	$15,359,250	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	80,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	4,516,091	10,524,680	1,319,642
Class T1	11,916,321	49,593,556	389,664
Class L	0	1,585,157	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.67	$13.55	$13.84

Class T1	$12.71	$13.53	$13.89

Class L	$0.00	$9.69	$0.00

(a) Cost of investments, affiliated	$148,574,936	$585,312,346	$16,756,832
(b) Cost of investments, unaffiliated	$57,772,126	$222,470,589	$6,173,999

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$210,820,871	$883,168,082	$45,849,020
Investments at fair value, unaffiliated(b)	64,404,208	269,743,606	14,062,707
Dividends receivable	79,877	288,189	12,809
Subscriptions receivable	203,770	1,345,599	30,125
Receivable for investments sold	62,013	527,249	–

Total Assets	275,570,739	1,155,072,725	59,954,661

LIABILITIES:
Payable to investment adviser	25,352	106,180	5,513
Redemptions payable	242,091	1,652,537	–
Payable for investments purchased	103,569	508,501	42,934
Payable for distribution fees	14,603	75,037	717

Total Liabilities	385,615	2,342,255	49,164

NET ASSETS	$275,185,124	$1,152,730,470	$59,905,497

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,027,759	$7,956,215	$392,068
Paid-in capital in excess of par	258,582,041	1,063,894,884	53,387,688
Net unrealized appreciation on investments	8,624,900	59,772,711	4,535,343
Undistributed (overdistributed) net investment income	(21,545)	6,596	4,192
Accumulated net realized gain on investments	5,971,969	21,100,064	1,586,206

TOTAL NET ASSETS	$275,185,124	$1,152,730,470	$59,905,497

TOTAL NET ASSETS BY CLASS
Class T	$77,068,691	$169,206,921	$50,150,552

Class T1	$198,116,433	$962,176,056	$9,754,945

Class L	$0.00	$21,347,493	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	100,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	5,677,466	11,519,548	3,283,718
Class T1	14,600,120	65,847,849	636,961
Class L	0	2,194,756	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.57	$14.69	$15.27

Class T1	$13.57	$14.61	$15.31

Class L	$0.00	$9.73	$0.00

(a) Cost of investments, affiliated	$201,731,602	$825,668,410	$41,744,236
(b) Cost of investments, unaffiliated	$64,868,577	$267,470,567	$13,632,148

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$160,970,795	$633,164,244	$45,498,047
Investments at fair value, unaffiliated(b)	47,103,755	196,162,798	14,639,973
Dividends receivable	45,026	143,914	9,081
Subscriptions receivable	225,761	1,472,774	85,219
Receivable for investments sold	76,080	7,434	–

Total Assets	208,421,417	830,951,164	60,232,320

LIABILITIES:
Payable to investment adviser	19,190	76,114	5,525
Redemptions payable	253,970	660,512	4,500
Payable for investments purchased	92,897	963,610	89,800
Payable for distribution fees	11,389	54,037	727

Total Liabilities	377,446	1,754,273	100,552

NET ASSETS	$208,043,971	$829,196,891	$60,131,768

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,411,571	$5,360,189	$375,504
Paid-in capital in excess of par	189,594,794	744,871,294	52,177,840
Net unrealized appreciation on investments	12,643,352	64,862,477	5,662,486
Undistributed (overdistributed) net investment income	(2,516)	53,126	6,946
Accumulated net realized gain on investments	4,396,770	14,049,805	1,908,992

TOTAL NET ASSETS	$208,043,971	$829,196,891	$60,131,768

TOTAL NET ASSETS BY CLASS
Class T	$53,901,937	$116,882,166	$49,933,938

Class T1	$154,142,034	$699,107,023	$10,197,830

Class L	$0.00	$13,207,702	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	70,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	3,656,255	7,465,171	3,118,920
Class T1	10,459,458	44,790,279	636,124
Class L	0	1,346,444	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$14.74	$15.66	$16.01

Class T1	$14.74	$15.61	$16.03

Class L	$0.00	$9.81	$0.00

(a) Cost of investments, affiliated	$149,410,254	$574,875,883	$40,524,414
(b) Cost of investments, unaffiliated	$46,020,944	$189,588,682	$13,951,120

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$77,096,582	$301,555,785	$25,693,042
Investments at fair value, unaffiliated(b)	24,597,192	102,372,608	9,012,510
Dividends receivable	17,321	57,710	4,632
Subscriptions receivable	139,719	999,132	176,385
Receivable for investments sold	26,185	39,112	–

Total Assets	101,876,999	405,024,347	34,886,569

LIABILITIES:
Payable to investment adviser	9,306	36,939	3,184
Redemptions payable	132,669	257,823	258
Payable for investments purchased	50,556	838,131	180,758
Payable for distribution fees	5,380	25,407	343

Total Liabilities	197,911	1,158,300	184,543

NET ASSETS	$101,679,088	$403,866,047	$34,702,026

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$666,530	$2,556,492	$213,763
Paid-in capital in excess of par	91,455,923	361,357,492	30,050,963
Net unrealized appreciation on investments	7,469,362	33,271,823	3,195,771
Undistributed net investment income	2,818	30,645	3,662
Accumulated net realized gain on investments	2,084,455	6,649,595	1,237,867

TOTAL NET ASSETS	$101,679,088	$403,866,047	$34,702,026

TOTAL NET ASSETS BY CLASS
Class T	$28,332,551	$65,640,197	$29,811,098

Class T1	$73,346,537	$333,606,156	$4,890,928

Class L	$0.00	$4,619,694	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	1,856,243	4,106,159	1,836,093
Class T1	4,809,053	20,990,159	301,536
Class L	0	468,598	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$15.26	$15.99	$16.24

Class T1	$15.25	$15.89	$16.22

Class L	$0.00	$9.86	$0.00

(a) Cost of investments, affiliated	$70,450,690	$272,028,180	$22,903,547
(b) Cost of investments, unaffiliated	$23,773,722	$98,628,390	$8,606,234

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$19,784,429	$71,238,723	$3,016,783
Investments at fair value, unaffiliated(b)	7,056,643	26,821,027	1,164,450
Dividends receivable	4,314	13,080	517
Subscriptions receivable	54,236	265,162	6,943

Total Assets	26,899,622	98,337,992	4,188,693

LIABILITIES:
Payable to investment adviser	2,459	8,913	364
Redemptions payable	27,958	73,370	–
Payable for investments purchased	30,592	204,872	7,459
Payable for distribution fees	1,298	6,223	111

Total Liabilities	62,307	293,378	7,934

NET ASSETS	$26,837,315	$98,044,614	$4,180,759

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$179,790	$625,233	$25,706
Paid-in capital in excess of par	24,269,731	89,317,862	3,773,699
Net unrealized appreciation on investments	1,764,775	6,982,504	258,660
Undistributed net investment income	752	6,999	384
Accumulated net realized gain on investments	622,267	1,112,016	122,310

TOTAL NET ASSETS	$26,837,315	$98,044,614	$4,180,759

TOTAL NET ASSETS BY CLASS
Class T	$9,037,754	$14,458,760	$2,559,200

Class T1	$17,799,561	$82,678,557	$1,621,559

Class L	$0.00	$907,297	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	605,136	913,809	157,154
Class T1	1,192,761	5,245,159	99,903
Class L	0	93,357	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$14.94	$15.82	$16.28

Class T1	$14.92	$15.76	$16.23

Class L	$0.00	$9.72	$0.00

(a) Cost of investments, affiliated	$18,209,770	$64,980,356	$2,786,045
(b) Cost of investments, unaffiliated	$6,866,527	$26,096,890	$1,136,528

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

INVESTMENT INCOME:
Interest, affiliated	$78,189	$258,433	$6,354
Dividends, affiliated	1,156,246	4,261,313	113,999
Dividends, unaffiliated	394,588	1,384,137	36,181

Total Income	1,629,023	5,903,883	156,534

EXPENSES:
Management fees	121,938	476,360	14,383
Distribution fees - Class T1	72,565	320,475	2,861
Distribution fees - Class L	–	16,310	–

Total Expenses	194,503	813,145	17,244

NET INVESTMENT INCOME	1,434,520	5,090,738	139,290

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,337,921	3,883,914	466,164
Net realized gain on investments, unaffiliated	819,754	3,562,460	203,251

Net realized gain on investments	2,157,675	7,446,374	669,415

Net change in unrealized appreciation (depreciation) on investments	(1,869,367)	3,040,043	74,741

Net Realized and Unrealized Gain on Investments	288,308	10,486,417	744,156

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,722,828	$15,577,155	$883,446

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

INVESTMENT INCOME:
Interest, affiliated	$49,159	$144,622	$4,887
Dividends, affiliated	1,491,886	5,397,368	241,687
Dividends, unaffiliated	424,106	1,388,057	55,859

Total Income	1,965,151	6,930,047	302,433

EXPENSES:
Management fees	156,350	640,576	34,199
Distribution fees - Class T1	92,280	443,716	4,792
Distribution fees - Class L	–	21,107	–

Total Expenses	248,630	1,105,399	38,991

NET INVESTMENT INCOME	1,716,521	5,824,648	263,442

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,877,333	4,656,225	637,369
Net realized gain on investments, unaffiliated	1,300,296	6,073,083	463,372

Net realized gain on investments	3,177,629	10,729,308	1,100,741

Net change in unrealized appreciation on investments	1,717,336	27,115,592	2,057,149

Net Realized and Unrealized Gain on Investments	4,894,965	37,844,900	3,157,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,611,486	$43,669,548	$3,421,332

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

INVESTMENT INCOME:
Interest, affiliated	$9,085	$18,953	$684
Dividends, affiliated	939,966	3,032,922	190,989
Dividends, unaffiliated	209,430	570,514	31,321

Total Income	1,158,481	3,622,389	222,994

EXPENSES:
Management fees	115,850	450,572	33,593
Distribution fees - Class T1	70,165	316,381	4,813
Distribution fees - Class L	–	13,300	–

Total Expenses	186,015	780,253	38,406

NET INVESTMENT INCOME	972,466	2,842,136	184,588

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,189,092	2,351,624	730,094
Net realized gain on investments, unaffiliated	1,172,464	4,999,994	540,618

Net realized gain on investments	2,361,556	7,351,618	1,270,712

Net change in unrealized appreciation on investments	6,048,531	36,345,240	2,743,517

Net Realized and Unrealized Gain on Investments	8,410,087	43,696,858	4,014,229

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,382,553	$46,538,994	$4,198,817

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III

INVESTMENT INCOME:
Dividends, affiliated	$381,242	$1,278,820	$101,415
Dividends, unaffiliated	71,759	205,032	15,321

Total Income	453,001	1,483,852	116,736

EXPENSES:
Management fees	55,394	217,594	19,757
Distribution fees - Class T1	32,701	149,033	2,258
Distribution fees - Class L	–	4,686	–

Total Expenses	88,095	371,313	22,015

NET INVESTMENT INCOME	364,906	1,112,539	94,721

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	510,789	1,316,789	512,150
Net realized gain on investments, unaffiliated	590,207	2,439,919	336,185

Net realized gain on investments	1,100,996	3,756,708	848,335

Net change in unrealized appreciation on investments	3,913,781	19,156,733	1,551,230

Net Realized and Unrealized Gain on Investments	5,014,777	22,913,441	2,399,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,379,683	$24,025,980	$2,494,286

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

INVESTMENT INCOME:
Dividends, affiliated	$92,257	$286,289	$11,144
Dividends, unaffiliated	17,660	45,609	1,626

Total Income	109,917	331,898	12,770

EXPENSES:
Management fees	14,433	50,674	2,149
Distribution fees - Class T1	7,833	35,575	692
Distribution fees - Class L	–	955	–

Total Expenses	22,266	87,204	2,841

Less amount waived by distributor - Class T1	–	–	11
Less amount waived by distributor - Class L	–	17	–

Net Expenses	22,266	87,187	2,830

NET INVESTMENT INCOME	87,651	244,711	9,940

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	185,565	205,903	69,294
Net realized gain on investments, unaffiliated	161,767	500,899	38,559

Net realized gain on investments	347,332	706,802	107,853

Net change in unrealized appreciation on investments	909,606	4,125,230	144,285

Net Realized and Unrealized Gain on Investments	1,256,938	4,832,032	252,138

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,344,589	$5,076,743	$262,078

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2015 Fund I

OPERATIONS:
Net investment income	$1,434,520	$4,420,057
Net realized gain on investments	2,157,675	4,600,024
Net change in unrealized appreciation (depreciation) on investments	(1,869,367)	6,370,714

Net Increase in Net Assets Resulting from Operations	1,722,828	15,390,795

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(414,676)	(1,375,688)
Class T1	(1,040,636)	(3,319,235)

From net investment income	(1,455,312)	(4,694,923)

From net realized gains
Class T	–	(899,044)
Class T1	–	(2,159,707)

From net realized gains	0	(3,058,751)

Total Distributions	(1,455,312)	(7,753,674)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	8,220,009	39,638,001
Class T1	35,744,532	81,599,557
Shares issued in reinvestment of distributions
Class T	414,676	2,274,732
Class T1	1,040,636	5,478,942
Shares redeemed
Class T	(8,298,984)	(16,398,268)
Class T1	(26,026,164)	(33,341,602)

Net Increase in Net Assets Resulting from Capital Share Transactions	11,094,705	79,251,362

Total Increase in Net Assets	11,362,221	86,888,483

NET ASSETS:
Beginning of period	197,319,422	110,430,939

End of period (a)	$208,681,643	$197,319,422

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	635,183	3,202,753
Class T1	2,745,926	6,464,394
Shares issued in reinvestment of distributions
Class T	33,121	181,309
Class T1	82,919	434,999
Shares redeemed
Class T	(641,938)	(1,312,183)
Class T1	(2,002,567)	(2,638,618)

Net Increase	852,644	6,332,654

(a) Including (overdistributed) net investment income:	$(20,792)	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2015 Fund II

OPERATIONS:
Net investment income	$5,090,738	$14,398,969
Net realized gain on investments	7,446,374	16,263,082
Net change in unrealized appreciation on investments	3,040,043	26,929,775

Net Increase in Net Assets Resulting from Operations	15,577,155	57,591,826

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(929,821)	(2,676,651)
Class T1	(4,055,731)	(12,064,604)
Class L	(127,140)	(271,948)

From net investment income	(5,112,692)	(15,013,203)

From net realized gains
Class T	–	(2,029,633)
Class T1	–	(9,399,722)
Class L	–	(198,389)

From net realized gains	0	(11,627,744)

Total Distributions	(5,112,692)	(26,640,947)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	39,623,126	105,321,047
Class T1	186,969,095	338,930,647
Class L	8,120,048	9,039,407
Shares issued in reinvestment of distributions
Class T	929,821	4,706,284
Class T1	4,055,731	21,464,326
Class L	127,140	470,337
Shares redeemed
Class T	(21,973,492)	(28,584,107)
Class T1	(113,079,122)	(154,458,044)
Class L	(2,716,658)	(1,728,537)

Net Increase in Net Assets Resulting from Capital Share Transactions	102,055,689	295,161,360

Total Increase in Net Assets	112,520,152	326,112,239

NET ASSETS:
Beginning of period	716,357,900	390,245,661

End of period (a)	$828,878,052	$716,357,900

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,875,765	7,995,582
Class T1	13,610,103	25,682,513
Class L	822,756	936,207
Shares issued in reinvestment of distributions
Class T	69,493	356,257
Class T1	303,800	1,626,699
Class L	13,299	49,365
Shares redeemed
Class T	(1,599,292)	(2,163,570)
Class T1	(8,214,582)	(11,737,441)
Class L	(274,677)	(179,240)

Net Increase	7,606,665	22,566,372

(a) Including (overdistributed) net investment income:	$(21,954)	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2015 Fund III

OPERATIONS:
Net investment income	$139,290	$522,023
Net realized gain on investments	669,415	958,130
Net change in unrealized appreciation on investments	74,741	851,150

Net Increase in Net Assets Resulting from Operations	883,446	2,331,303

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(110,919)	(682,602)
Class T1	(28,331)	(280,894)

From net investment income	(139,250)	(963,496)

From net realized gains
Class T	–	(196,266)
Class T1	–	(79,897)

From net realized gains	0	(276,163)

Total Distributions	(139,250)	(1,239,659)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,813,413	19,853,468
Class T1	1,994,493	1,038,874
Shares issued in reinvestment of distributions
Class T	110,919	878,868
Class T1	28,331	360,791
Shares redeemed
Class T	(2,068,735)	(7,348,839)
Class T1	(4,026,289)	(1,327,610)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,147,868)	13,455,552

Total Increase (Decrease) in Net Assets	(403,672)	14,547,196

NET ASSETS:
Beginning of period	24,085,329	9,538,133

End of period (a)	$23,681,657	$24,085,329

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	201,410	1,505,350
Class T1	142,097	76,564
Shares issued in reinvestment of distributions
Class T	8,126	65,918
Class T1	2,070	26,969
Shares redeemed
Class T	(147,728)	(544,579)
Class T1	(286,566)	(98,987)

Net Increase (Decrease)	(80,591)	1,031,235

(a) Including undistributed net investment income:	$40	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2025 Fund I

OPERATIONS:
Net investment income	$1,716,521	$5,000,137
Net realized gain on investments	3,177,629	5,500,536
Net change in unrealized appreciation on investments	1,717,336	11,030,707

Net Increase in Net Assets Resulting from Operations	6,611,486	21,531,380

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(510,551)	(1,557,936)
Class T1	(1,227,515)	(3,649,053)

From net investment income	(1,738,066)	(5,206,989)

From net realized gains
Class T	–	(1,212,415)
Class T1	–	(2,778,821)

From net realized gains	0	(3,991,236)

Total Distributions	(1,738,066)	(9,198,225)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	12,757,262	33,043,320
Class T1	52,707,925	98,969,973
Shares issued in reinvestment of distributions
Class T	510,551	2,770,351
Class T1	1,227,515	6,427,874
Shares redeemed
Class T	(8,086,361)	(11,603,496)
Class T1	(28,698,671)	(39,875,474)

Net Increase in Net Assets Resulting from Capital Share Transactions	30,418,221	89,732,548

Total Increase in Net Assets	35,291,641	102,065,703

NET ASSETS:
Beginning of period	239,893,483	137,827,780

End of period (a)	$275,185,124	$239,893,483

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	927,662	2,541,425
Class T1	3,826,486	7,532,593
Shares issued in reinvestment of distributions
Class T	38,129	210,787
Class T1	91,674	488,756
Shares redeemed
Class T	(588,264)	(884,576)
Class T1	(2,078,006)	(3,024,718)

Net Increase	2,217,681	6,864,267

(a) Including (overdistributed) net investment income:	$(21,545)	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2025 Fund II

OPERATIONS:
Net investment income	$5,824,648	$16,691,806
Net realized gain on investments	10,729,308	19,391,769
Net change in unrealized appreciation on investments	27,115,592	51,409,102

Net Increase in Net Assets Resulting from Operations	43,669,548	87,492,677

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(903,914)	(2,653,911)
Class T1	(4,758,216)	(14,377,679)
Class L	(155,922)	(380,717)

From net investment income	(5,818,052)	(17,412,307)

From net realized gains
Class T	–	(2,192,344)
Class T1	–	(12,106,355)
Class L	–	(297,526)

From net realized gains	0	(14,596,225)

Total Distributions	(5,818,052)	(32,008,532)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	46,639,624	110,126,072
Class T1	259,752,522	428,898,067
Class L	9,736,632	12,620,140
Shares issued in reinvestment of distributions
Class T	903,914	4,846,255
Class T1	4,758,216	26,484,034
Class L	155,922	678,243
Shares redeemed
Class T	(20,126,081)	(32,588,193)
Class T1	(113,693,390)	(167,163,690)
Class L	(2,699,002)	(3,326,837)

Net Increase in Net Assets Resulting from Capital Share Transactions	185,428,357	380,574,091

Total Increase in Net Assets	223,279,853	436,058,236

NET ASSETS:
Beginning of period	929,450,617	493,392,381

End of period (a)	$1,152,730,470	$929,450,617

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	3,176,764	8,011,250
Class T1	17,700,018	31,142,089
Class L	992,391	1,343,544
Shares issued in reinvestment of distributions
Class T	62,468	348,419
Class T1	330,432	1,910,990
Class L	16,276	72,872
Shares redeemed
Class T	(1,360,946)	(2,347,671)
Class T1	(7,718,204)	(12,139,711)
Class L	(274,891)	(355,116)

Net Increase	12,924,308	27,986,666

(a) Including undistributed net investment income:	$6,596	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2025 Fund III

OPERATIONS:
Net investment income	$263,442	$944,700
Net realized gain on investments	1,100,741	1,036,434
Net change in unrealized appreciation on investments	2,057,149	3,162,696

Net Increase in Net Assets Resulting from Operations	3,421,332	5,143,830

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(221,516)	(1,031,558)
Class T1	(37,734)	(228,971)

From net investment income	(259,250)	(1,260,529)

From net realized gains
Class T	–	(338,467)
Class T1	–	(78,938)

From net realized gains	0	(417,405)

Total Distributions	(259,250)	(1,677,934)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	5,778,147	38,987,497
Class T1	1,879,810	2,480,578
Shares issued in reinvestment of distributions
Class T	221,516	1,370,025
Class T1	37,734	307,909
Shares redeemed
Class T	(2,858,255)	(5,092,714)
Class T1	(3,068,512)	(2,222,358)

Net Increase in Net Assets Resulting from Capital Share Transactions	1,990,440	35,830,937

Total Increase in Net Assets	5,152,522	39,296,833

NET ASSETS:
Beginning of period	54,752,975	15,456,142

End of period (a)	$59,905,497	$54,752,975

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	377,953	2,832,819
Class T1	122,755	175,645
Shares issued in reinvestment of distributions
Class T	14,738	96,681
Class T1	2,504	21,667
Shares redeemed
Class T	(188,535)	(365,126)
Class T1	(202,561)	(160,750)

Net Increase	126,854	2,600,936

(a) Including undistributed net investment income:	$4,192	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2035 Fund I

OPERATIONS:
Net investment income	$972,466	$3,026,473
Net realized gain on investments	2,361,556	3,829,608
Net change in unrealized appreciation on investments	6,048,531	11,237,803

Net Increase in Net Assets Resulting from Operations	9,382,553	18,093,884

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(268,214)	(886,434)
Class T1	(706,768)	(2,314,454)

From net investment income	(974,982)	(3,200,888)

From net realized gains
Class T	–	(860,866)
Class T1	–	(2,171,892)

From net realized gains	0	(3,032,758)

Total Distributions	(974,982)	(6,233,646)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	10,140,461	19,581,896
Class T1	42,476,925	70,439,969
Shares issued in reinvestment of distributions
Class T	268,214	1,747,300
Class T1	706,768	4,486,346
Shares redeemed
Class T	(5,495,740)	(7,775,741)
Class T1	(19,024,794)	(31,447,708)

Net Increase in Net Assets Resulting from Capital Share Transactions	29,071,834	57,032,062

Total Increase in Net Assets	37,479,405	68,892,300

NET ASSETS:
Beginning of period	170,564,566	101,672,266

End of period (a)	$208,043,971	$170,564,566

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	690,778	1,437,148
Class T1	2,867,392	5,126,446
Shares issued in reinvestment of distributions
Class T	18,485	126,200
Class T1	48,709	323,633
Shares redeemed
Class T	(370,181)	(567,568)
Class T1	(1,277,142)	(2,282,433)

Net Increase	1,978,041	4,163,426

(a) Including (overdistributed) net investment income:	$(2,516)	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2035 Fund II

OPERATIONS:
Net investment income	$2,842,136	$9,387,706
Net realized gain on investments	7,351,618	10,971,014
Net change in unrealized appreciation on investments	36,345,240	46,025,970

Net Increase in Net Assets Resulting from Operations	46,538,994	66,384,690

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(433,193)	(1,412,772)
Class T1	(2,285,506)	(8,344,057)
Class L	(70,311)	(200,219)

From net investment income	(2,789,010)	(9,957,048)

From net realized gains
Class T	–	(1,212,743)
Class T1	–	(7,466,268)
Class L	–	(160,098)

From net realized gains	0	(8,839,109)

Total Distributions	(2,789,010)	(18,796,157)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	32,896,558	67,283,328
Class T1	201,521,135	300,059,415
Class L	6,439,188	7,947,229
Shares issued in reinvestment of distributions
Class T	433,193	2,625,515
Class T1	2,285,506	15,810,325
Class L	70,311	360,317
Shares redeemed
Class T	(8,477,666)	(16,413,822)
Class T1	(83,058,362)	(117,283,703)
Class L	(1,957,028)	(2,197,253)

Net Increase in Net Assets Resulting from Capital Share Transactions	150,152,835	258,191,351

Total Increase in Net Assets	193,902,819	305,779,884

NET ASSETS:
Beginning of period	635,294,072	329,514,188

End of period (a)	$829,196,891	$635,294,072

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,121,715	4,745,750
Class T1	12,991,399	21,127,976
Class L	655,979	871,890
Shares issued in reinvestment of distributions
Class T	28,129	182,079
Class T1	148,893	1,098,306
Class L	7,286	39,484
Shares redeemed
Class T	(544,371)	(1,150,652)
Class T1	(5,325,353)	(8,246,492)
Class L	(200,034)	(240,837)

Net Increase	9,883,643	18,427,504

(a) Including undistributed net investment income:	$53,126	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2035 Fund III

OPERATIONS:
Net investment income	$184,588	$766,809
Net realized gain on investments	1,270,712	1,273,873
Net change in unrealized appreciation on investments	2,743,517	3,115,065

Net Increase in Net Assets Resulting from Operations	4,198,817	5,155,747

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(152,617)	(918,391)
Class T1	(25,025)	(239,917)

From net investment income	(177,642)	(1,158,308)

From net realized gains
Class T	–	(339,391)
Class T1	–	(92,587)

From net realized gains	0	(431,978)

Total Distributions	(177,642)	(1,590,286)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	6,912,686	38,940,663
Class T1	2,336,571	2,565,737
Shares issued in reinvestment of distributions
Class T	152,617	1,257,782
Class T1	25,025	332,504
Shares redeemed
Class T	(1,518,069)	(4,325,046)
Class T1	(4,213,114)	(1,974,223)

Net Increase in Net Assets Resulting from Capital Share Transactions	3,695,716	36,797,417

Total Increase in Net Assets	7,716,891	40,362,878

NET ASSETS:
Beginning of period	52,414,877	12,051,999

End of period (a)	$60,131,768	$52,414,877

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	435,077	2,762,153
Class T1	147,249	177,305
Shares issued in reinvestment of distributions
Class T	9,702	86,220
Class T1	1,589	22,749
Shares redeemed
Class T	(95,201)	(298,113)
Class T1	(269,559)	(137,952)

Net Increase	228,857	2,612,362

(a) Including undistributed net investment income:	$6,946	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2045 Fund I

OPERATIONS:
Net investment income	$364,906	$1,285,204
Net realized gain on investments	1,100,996	1,669,359
Net change in unrealized appreciation on investments	3,913,781	5,997,467

Net Increase in Net Assets Resulting from Operations	5,379,683	8,952,030

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(109,134)	(408,995)
Class T1	(252,954)	(963,091)

From net investment income	(362,088)	(1,372,086)

From net realized gains
Class T	–	(382,323)
Class T1	–	(896,087)

From net realized gains	0	(1,278,410)

Total Distributions	(362,088)	(2,650,496)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	5,719,061	11,178,577
Class T1	22,643,073	33,694,901
Shares issued in reinvestment of distributions
Class T	109,134	791,318
Class T1	252,954	1,859,178
Shares redeemed
Class T	(2,962,653)	(4,461,907)
Class T1	(9,724,138)	(15,144,557)

Net Increase in Net Assets Resulting from Capital Share Transactions	16,037,431	27,917,510

Total Increase in Net Assets	21,055,026	34,219,044

NET ASSETS:
Beginning of period	80,624,062	46,405,018

End of period (a)	$101,679,088	$80,624,062

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	376,603	805,837
Class T1	1,484,077	2,414,345
Shares issued in reinvestment of distributions
Class T	7,271	55,994
Class T1	16,864	131,505
Shares redeemed
Class T	(194,645)	(320,789)
Class T1	(635,338)	(1,079,335)

Net Increase	1,054,832	2,007,557

(a) Including undistributed net investment income:	$2,818	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2045 Fund II

OPERATIONS:
Net investment income	$1,112,539	$4,217,629
Net realized gain on investments	3,756,708	4,989,210
Net change in unrealized appreciation on investments	19,156,733	22,649,878

Net Increase in Net Assets Resulting from Operations	24,025,980	31,856,717

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(197,047)	(761,671)
Class T1	(864,951)	(3,656,860)
Class L	(19,896)	(68,194)

From net investment income	(1,081,894)	(4,486,725)

From net realized gains
Class T	–	(646,935)
Class T1	–	(3,243,151)
Class L	–	(50,607)

From net realized gains	0	(3,940,693)

Total Distributions	(1,081,894)	(8,427,418)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	17,767,457	40,339,008
Class T1	100,278,894	144,709,269
Class L	2,477,120	3,605,060
Shares issued in reinvestment of distributions
Class T	197,047	1,408,606
Class T1	864,951	6,900,011
Class L	19,896	118,801
Shares redeemed
Class T	(6,224,978)	(8,290,440)
Class T1	(40,206,380)	(47,806,681)
Class L	(1,069,050)	(1,207,453)

Net Increase in Net Assets Resulting from Capital Share Transactions	74,104,957	139,776,181

Total Increase in Net Assets	97,049,043	163,205,480

NET ASSETS:
Beginning of period	306,817,004	143,611,524

End of period (a)	$403,866,047	$306,817,004

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,127,701	2,819,491
Class T1	6,349,692	10,109,895
Class L	251,438	396,010
Shares issued in reinvestment of distributions
Class T	12,551	96,385
Class T1	55,410	475,168
Class L	2,053	13,037
Shares redeemed
Class T	(393,504)	(576,610)
Class T1	(2,533,856)	(3,332,458)
Class L	(108,781)	(133,797)

Net Increase	4,762,704	9,867,121

(a) Including undistributed net investment income:	$30,645	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2045 Fund III

OPERATIONS:
Net investment income	$94,721	$441,196
Net realized gain on investments	848,335	710,504
Net change in unrealized appreciation on investments	1,551,230	1,675,524

Net Increase in Net Assets Resulting from Operations	2,494,286	2,827,224

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(80,630)	(551,694)
Class T1	(10,429)	(102,758)

From net investment income	(91,059)	(654,452)

From net realized gains
Class T	–	(141,308)
Class T1	–	(27,698)

From net realized gains	0	(169,006)

Total Distributions	(91,059)	(823,458)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	3,905,755	25,655,288
Class T1	1,914,456	1,448,739
Shares issued in reinvestment of distributions
Class T	80,630	693,002
Class T1	10,429	130,456
Shares redeemed
Class T	(2,213,999)	(2,654,105)
Class T1	(2,458,187)	(740,283)

Net Increase in Net Assets Resulting from Capital Share Transactions	1,239,084	24,533,097

Total Increase in Net Assets	3,642,311	26,536,863

NET ASSETS:
Beginning of period	31,059,715	4,522,852

End of period (a)	$34,702,026	$31,059,715

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	242,655	1,796,977
Class T1	119,800	99,825
Shares issued in reinvestment of distributions
Class T	5,055	46,914
Class T1	655	8,827
Shares redeemed
Class T	(135,879)	(182,130)
Class T1	(155,217)	(50,533)

Net Increase	77,069	1,719,880

(a) Including undistributed net investment income:	$3,662	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2055 Fund I

OPERATIONS:
Net investment income	$87,651	$351,380
Net realized gain on investments	347,332	568,896
Net change in unrealized appreciation on investments	909,606	1,649,890

Net Increase in Net Assets Resulting from Operations	1,344,589	2,570,166

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(31,666)	(126,371)
Class T1	(55,233)	(251,370)

From net investment income	(86,899)	(377,741)

From net realized gains
Class T	–	(152,705)
Class T1	–	(301,316)

From net realized gains	0	(454,021)

Total Distributions	(86,899)	(831,762)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,520,874	3,295,844
Class T1	6,799,561	10,709,081
Shares issued in reinvestment of distributions
Class T	31,666	279,076
Class T1	55,233	552,686
Shares redeemed
Class T	(1,381,663)	(2,057,438)
Class T1	(3,496,146)	(6,735,533)

Net Increase in Net Assets Resulting from Capital Share Transactions	4,529,525	6,043,716

Total Increase in Net Assets	5,787,215	7,782,120

NET ASSETS:
Beginning of period	21,050,100	13,267,980

End of period (a)	$26,837,315	$21,050,100

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	167,851	242,469
Class T1	454,967	782,431
Shares issued in reinvestment of distributions
Class T	2,159	20,147
Class T1	3,768	39,875
Shares redeemed
Class T	(92,813)	(151,076)
Class T1	(234,181)	(487,991)

Net Increase	301,751	445,855

(a) Including undistributed net investment income:	$752	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2055 Fund II

OPERATIONS:
Net investment income	$244,711	$905,302
Net realized gain on investments	706,802	1,202,565
Net change in unrealized appreciation on investments	4,125,230	4,927,542

Net Increase in Net Assets Resulting from Operations	5,076,743	7,035,409

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(39,973)	(141,235)
Class T1	(194,140)	(825,026)
Class L	(3,599)	(17,081)

From net investment income	(237,712)	(983,342)

From net realized gains
Class T	–	(154,755)
Class T1	–	(965,537)
Class L	–	(13,066)

From net realized gains	0	(1,133,358)

Total Distributions	(237,712)	(2,116,700)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	6,465,274	7,223,137
Class T1	31,100,403	40,029,190
Class L	666,568	848,964
Shares issued in reinvestment of distributions
Class T	39,973	295,990
Class T1	194,140	1,790,563
Class L	3,599	30,147
Shares redeemed
Class T	(1,912,161)	(2,143,499)
Class T1	(9,725,694)	(18,815,706)
Class L	(499,866)	(250,942)

Net Increase in Net Assets Resulting from Capital Share Transactions	26,332,236	29,007,844

Total Increase in Net Assets	31,171,267	33,926,553

NET ASSETS:
Beginning of period	66,873,347	32,946,794

End of period (a)	$98,044,614	$66,873,347

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	413,815	502,993
Class T1	1,982,478	2,803,729
Class L	69,032	93,451
Shares issued in reinvestment of distributions
Class T	2,572	20,355
Class T1	12,541	123,444
Class L	377	3,349
Shares redeemed
Class T	(122,001)	(150,553)
Class T1	(618,622)	(1,321,047)
Class L	(52,316)	(27,706)

Net Increase	1,687,876	2,048,015

(a) Including undistributed net investment income:	$6,999	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Lifetime 2055 Fund III

OPERATIONS:
Net investment income	$9,940	$40,118
Net realized gain on investments	107,853	65,040
Net change in unrealized appreciation on investments	144,285	172,695

Net Increase in Net Assets Resulting from Operations	262,078	277,853

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(6,094)	(28,943)
Class T1	(3,462)	(21,332)

From net investment income	(9,556)	(50,275)

From net realized gains
Class T	–	(23,517)
Class T1	–	(17,637)

From net realized gains	0	(41,154)

Total Distributions	(9,556)	(91,429)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,156,104	1,871,423
Class T1	370,383	832,281
Shares issued in reinvestment of distributions
Class T	6,094	52,460
Class T1	3,462	38,969
Shares redeemed
Class T	(496,771)	(356,774)
Class T1	(172,200)	(397,588)

Net Increase in Net Assets Resulting from Capital Share Transactions	867,072	2,040,771

Total Increase in Net Assets	1,119,594	2,227,195

NET ASSETS:
Beginning of period	3,061,165	833,970

End of period (a)	$4,180,759	$3,061,165

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	72,317	128,608
Class T1	22,915	55,814
Shares issued in reinvestment of distributions
Class T	381	3,519
Class T1	217	2,621
Shares redeemed
Class T	(30,040)	(24,158)
Class T1	(10,779)	(26,688)

Net Increase	55,011	139,716

(a) Including undistributed net investment income:	$384	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2015 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$12.64		$11.91		$12.44	$11.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.35	(b)	0.69	0.27	0.21
Net realized and unrealized gain (loss)	0.03		0.93		(0.40)	0.95	1.62

Total From Investment Operations	0.12		1.28		0.29	1.22	1.83

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.33)		(0.66)	(0.32)	(0.19)
From net realized gains	–		(0.22)		(0.16)	(0.10)	–

Total Distributions	(0.09)		(0.55)		(0.82)	(0.42)	(0.19)

NET ASSET VALUE, END OF PERIOD	$12.67		$12.64		$11.91	$12.44	$11.64

TOTAL RETURN(c)	1.06%	(d)	10.76%		2.27%	10.68%	18.37%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$57,229		$56,741		$28,788	$25,585	$3,625
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.45%	(f)	2.75%		2.78%	3.08%	7.65%	(f)
Portfolio turnover rate(g)	14%	(d)	38%		62%	48%	18%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2015 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.68		$11.95		$12.50	$11.64		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.35	(b)	0.64	0.27		0.19
Net realized and unrealized gain (loss)	0.03		0.93		(0.38)	0.95		1.64

Total From Investment Operations	0.12		1.28		0.26	1.22		1.83

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.33)		(0.65)	(0.26)		(0.19)
From net realized gains	–		(0.22)		(0.16)	(0.10)		–

Total Distributions	(0.09)		(0.55)		(0.81)	(0.36)		(0.19)

NET ASSET VALUE, END OF PERIOD	$12.71		$12.68		$11.95	$12.50		$11.64

TOTAL RETURN(c)	1.01%	(d)	10.65%		2.15%	10.63%	(e)	18.37%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$151,453		$140,579		$81,643	$58,747		$10,546
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	1.40%	(g)	2.79%		2.74%
Before waiver	N/A		N/A		N/A	3.01%		8.02%	(g)
After waiver	N/A		N/A		N/A	3.01%		8.03%	(g)
Portfolio turnover rate(h)	14%	(d)	38%		62%	48%		18%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2015 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.34		$12.41		$12.88	$11.86	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.36	(b)	0.54	0.25	0.18
Net realized and unrealized gain (loss)	0.21		1.12		(0.35)	1.11	1.86

Total From Investment Operations	0.30		1.48		0.19	1.36	2.04

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.31)		(0.54)	(0.25)	(0.18)
From net realized gains	–		(0.24)		(0.12)	(0.09)	–

Total Distributions	(0.09)		(0.55)		(0.66)	(0.34)	(0.18)

NET ASSET VALUE, END OF PERIOD	$13.55		$13.34		$12.41	$12.88	$11.86

TOTAL RETURN(c)	2.32%	(d)	11.91%		1.49%	11.59%	20.48%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$142,657		$122,399		$37,125	$25,210	$3,353
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.37%	(f)	2.73%		2.67%	2.84%	7.61%	(f)
Portfolio turnover rate(g)	10%	(d)	35%		52%	37%	104%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2015 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.31		$12.40		$12.88	$11.86		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.34	(b)	0.54	0.23		0.19
Net realized and unrealized gain (loss)	0.21		1.11		(0.36)	1.12		1.85

Total From Investment Operations	0.30		1.45		0.18	1.35		2.04

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.30)		(0.54)	(0.24)		(0.18)
From net realized gains	–		(0.24)		(0.12)	(0.09)		–

Total Distributions	(0.08)		(0.54)		(0.66)	(0.33)		(0.18)

NET ASSET VALUE, END OF PERIOD	$13.53		$13.31		$12.40	$12.88		$11.86

TOTAL RETURN(c)	2.28%	(d)	11.86%		1.34%	11.50%	(e)	20.53%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$670,862		$584,168		$351,144	$199,406		$19,018
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets	1.26%	(g)	2.56%		2.68%
Before waiver	N/A		N/A		N/A	2.82%		7.17%	(g)
After waiver	N/A		N/A		N/A	2.82%		7.17%	(g)
Portfolio turnover rate(h)	10%	(d)	35%		52%	37%		104%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	(a)
Great-West Lifetime 2015 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.56		$9.09		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.30	(b)	0.61
Net realized and unrealized gain (loss)	0.15		0.75		(0.85)

Total From Investment Operations	0.21		1.05		(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.34)		(0.61)
From net realized gains	–		(0.24)		(0.06)

Total Distributions	(0.08)		(0.58)		(0.67)

NET ASSET VALUE, END OF PERIOD	$9.69		$9.56		$9.09

TOTAL RETURN(c)	2.22%	(d)	11.58%	(e)	(2.39%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$15,359		$9,791		$1,976
Ratio of expenses to average net assets(f)	0.37%	(g)
Before waiver	N/A		0.37%		0.37%	(g)
After waiver	N/A		0.37%		0.37%	(g)
Ratio of net investment income to average net assets	1.23%	(g)
Before waiver	N/A		3.07%		3.95%	(g)
After waiver	N/A		3.07%		3.96%	(g)
Portfolio turnover rate(h)	10%	(d)	35%		52%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2015 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.45		$12.55		$13.24	$12.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(b)	0.31	(b)	0.49	0.19	0.20
Net realized and unrealized gain (loss)	0.39		1.31		(0.45)	1.31	2.10

Total From Investment Operations	0.47		1.62		0.04	1.50	2.30

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.56)		(0.53)	(0.18)	(0.17)
From net realized gains	–		(0.16)		(0.20)	(0.21)	–

Total Distributions	(0.08)		(0.72)		(0.73)	(0.39)	(0.17)

NET ASSET VALUE, END OF PERIOD	$13.84		$13.45		$12.55	$13.24	$12.13

TOTAL RETURN(c)	3.69%	(d)	13.01%		0.31%	12.55%	23.07%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$18,270		$16,912		$2,900	$204	$20
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.22%	(f)	2.30%		5.64%	2.39%	3.14%	(f)
Portfolio turnover rate(g)	25%	(d)	61%		78%	64%	65%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2015 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.48		$12.58		$13.19	$12.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(b)	0.28	(b)	0.44	0.21		0.17
Net realized and unrealized gain (loss)	0.42		1.33		(0.41)	1.27		2.13

Total From Investment Operations	0.49		1.61		0.03	1.48		2.30

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.55)		(0.44)	(0.21)		(0.17)
From net realized gains	–		(0.16)		(0.20)	(0.21)		–

Total Distributions	(0.08)		(0.71)		(0.64)	(0.42)		(0.17)

NET ASSET VALUE, END OF PERIOD	$13.89		$13.48		$12.58	$13.19		$12.13

TOTAL RETURN(c)	3.61%	(d)	12.90%		0.35%	12.38%	(e)	23.07%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$5,411		$7,174		$6,638	$4,499		$1,535
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	0.97%	(g)	2.08%		2.31%
Before waiver	N/A		N/A		N/A	2.56%		5.57%	(g)
After waiver	N/A		N/A		N/A	2.56%		5.58%	(g)
Portfolio turnover rate(h)	25%	(d)	61%		78%	64%		65%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2025 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.29		$12.30		$13.11	$12.03	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.34	(b)	0.70	0.24	0.19
Net realized and unrealized gain (loss)	0.28		1.20		(0.67)	1.22	2.01

Total From Investment Operations	0.37		1.54		0.03	1.46	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.31)		(0.68)	(0.28)	(0.17)
From net realized gains	–		(0.24)		(0.16)	(0.10)	–

Total Distributions	(0.09)		(0.55)		(0.84)	(0.38)	(0.17)

NET ASSET VALUE, END OF PERIOD	$13.57		$13.29		$12.30	$13.11	$12.03

TOTAL RETURN(c)	2.88%	(d)	12.54%		0.22%	12.26%	22.15%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$77,069		$70,415		$42,230	$40,346	$5,517
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.37%	(f)	2.57%		2.43%	2.78%	5.49%	(f)
Portfolio turnover rate(g)	10%	(d)	33%		54%	42%	24%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2025 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.28		$12.31		$13.13	$12.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.35	(b)	0.67	0.24		0.17
Net realized and unrealized gain (loss)	0.28		1.17		(0.65)	1.19		2.03

Total From Investment Operations	0.37		1.52		0.02	1.43		2.20

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.31)		(0.68)	(0.23)		(0.17)
From net realized gains	–		(0.24)		(0.16)	(0.10)		–

Total Distributions	(0.08)		(0.55)		(0.84)	(0.33)		(0.17)

NET ASSET VALUE, END OF PERIOD	$13.57		$13.28		$12.31	$13.13		$12.03

TOTAL RETURN(c)	2.83%	(d)	12.47%		0.17%	12.03%	(e)	22.15%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$198,116		$169,479		$95,598	$64,989		$10,814
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets	1.30%	(g)	2.62%		2.48%
Before waiver	N/A		N/A		N/A	2.77%		6.37%	(g)
After waiver	N/A		N/A		N/A	2.77%		6.37%	(g)
Portfolio turnover rate(h)	10%	(d)	33%		54%	42%		24%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2025 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$14.11		$12.86		$13.68	$12.35	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(b)	0.33	(b)	0.49	0.21	0.16
Net realized and unrealized gain (loss)	0.58		1.45		(0.62)	1.40	2.34

Total From Investment Operations	0.66		1.78		(0.13)	1.61	2.50

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.29)		(0.52)	(0.19)	(0.15)
From net realized gains	–		(0.24)		(0.17)	(0.09)	–

Total Distributions	(0.08)		(0.53)		(0.69)	(0.28)	(0.15)

NET ASSET VALUE, END OF PERIOD	$14.69		$14.11		$12.86	$13.68	$12.35

TOTAL RETURN(c)	4.68%	(d)	13.93%		(1.00%)	13.23%	25.14%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$169,207		$136,059		$46,667	$40,717	$20,100
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.17%	(f)	2.40%		2.02%	2.06%	12.62%	(f)
Portfolio turnover rate(g)	7%	(d)	27%		50%	33%	14%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2025 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$14.04		$12.80		$13.66	$12.34		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(b)	0.32	(b)	0.53	0.20		0.15
Net realized and unrealized gain (loss)	0.56		1.44		(0.69)	1.41		2.34

Total From Investment Operations	0.64		1.76		(0.16)	1.61		2.49

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.28)		(0.53)	(0.20)		(0.15)
From net realized gains	–		(0.24)		(0.17)	(0.09)		–

Total Distributions	(0.07)		(0.52)		(0.70)	(0.29)		(0.15)

NET ASSET VALUE, END OF PERIOD	$14.61		$14.04		$12.80	$13.66		$12.34

TOTAL RETURN(c)	4.59%	(d)	13.88%		(1.18%)	13.26%	(e)	25.04%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$962,176		$779,692		$443,236	$243,313		$26,103
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets	1.08%	(g)	2.29%		2.25%
Before waiver	N/A		N/A		N/A	2.37%		6.02%	(g)
After waiver	N/A		N/A		N/A	2.37%		6.02%	(g)
Portfolio turnover rate(h)	7%	(d)	27%		50%	33%		14%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	(a)
Great-West Lifetime 2025 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.38		$8.73		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.24	(b)	0.58
Net realized and unrealized gain (loss)	0.37		0.95		(1.14)

Total From Investment Operations	0.42		1.19		(0.56)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.30)		(0.58)
From net realized gains	–		(0.24)		(0.13)

Total Distributions	(0.07)		(0.54)		(0.71)

NET ASSET VALUE, END OF PERIOD	$9.73		$9.38		$8.73

TOTAL RETURN(c)	4.63%	(d)	13.65%		(5.69%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$21,347		$13,699		$3,489
Ratio of expenses to average net assets(f)	0.37%	(g)	0.37%
Before waiver	N/A		N/A		0.37%	(g)
After waiver	N/A		N/A		0.37%	(g)
Ratio of net investment income to average net assets	1.06%	(g)	2.58%
Before waiver	N/A		N/A		3.38%	(g)
After waiver	N/A		N/A		3.38%	(g)
Portfolio turnover rate(h)	7%	(d)	27%		50%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2025 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$14.42		$12.94		$13.94	$12.61	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(b)	0.29	(b)	0.56	0.16	0.15
Net realized and unrealized gain (loss)	0.85		1.66		(0.89)	1.62	2.60

Total From Investment Operations	0.92		1.95		(0.33)	1.78	2.75

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.35)		(0.58)	(0.15)	(0.14)
From net realized gains	–		(0.12)		(0.09)	(0.30)	–

Total Distributions	(0.07)		(0.47)		(0.67)	(0.45)	(0.14)

NET ASSET VALUE, END OF PERIOD	$15.27		$14.42		$12.94	$13.94	$12.61

TOTAL RETURN(c)	6.37%	(d)	15.12%		(2.34%)	14.32%	27.63%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$50,151		$44,422		$6,666	$939	$166
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	0.95%	(f)	2.05%		4.20%	2.15%	5.71%	(f)
Portfolio turnover rate(g)	13%	(d)	34%		83%	84%	108%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2025 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$14.46		$12.97		$13.92	$12.61		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.25	(b)	0.52	0.15		0.14
Net realized and unrealized gain (loss)	0.85		1.69		(0.86)	1.61		2.61

Total From Investment Operations	0.91		1.94		(0.34)	1.76		2.75

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.33)		(0.52)	(0.15)		(0.14)
From net realized gains	–		(0.12)		(0.09)	(0.30)		–

Total Distributions	(0.06)		(0.45)		(0.61)	(0.45)		(0.14)

NET ASSET VALUE, END OF PERIOD	$15.31		$14.46		$12.97	$13.92		$12.61

TOTAL RETURN(c)	6.30%	(d)	15.02%		(2.38%)	14.14%	(e)	27.63%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$9,755		$10,331		$8,790	$4,928		$2,016
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	0.80%	(g)	1.79%		2.05%
Before waiver	N/A		N/A		N/A	1.76%		4.85%	(g)
After waiver	N/A		N/A		N/A	1.76%		4.86%	(g)
Portfolio turnover rate(h)	13%	(d)	34%		83%	84%		108%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2035 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$14.06		$12.74		$13.87	$12.49	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(b)	0.29	(b)	0.72	0.19	0.17
Net realized and unrealized gain (loss)	0.67		1.58		(1.00)	1.52	2.47

Total From Investment Operations	0.75		1.87		(0.28)	1.71	2.64

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.28)		(0.70)	(0.23)	(0.15)
From net realized gains	–		(0.27)		(0.15)	(0.10)	–

Total Distributions	(0.07)		(0.55)		(0.85)	(0.33)	(0.15)

NET ASSET VALUE, END OF PERIOD	$14.74		$14.06		$12.74	$13.87	$12.49

TOTAL RETURN(c)	5.44%	(d)	14.73%		(2.02%)	13.80%	26.50%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$53,902		$46,624		$29,585	$27,133	$2,319
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.05%	(f)	2.14%		1.98%	2.46%	6.44%	(f)
Portfolio turnover rate(g)	8%	(d)	30%		53%	44%	9%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2035 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$14.05		$12.75		$13.89	$12.48		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(b)	0.30	(b)	0.68	0.19		0.15
Net realized and unrealized gain (loss)	0.69		1.55		(0.98)	1.50		2.48

Total From Investment Operations	0.76		1.85		(0.30)	1.69		2.63

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.28)		(0.69)	(0.18)		(0.15)
From net realized gains	–		(0.27)		(0.15)	(0.10)		–

Total Distributions	(0.07)		(0.55)		(0.84)	(0.28)		(0.15)

NET ASSET VALUE, END OF PERIOD	$14.74		$14.05		$12.75	$13.89		$12.48

TOTAL RETURN(c)	5.40%	(d)	14.63%		(2.12%)	13.69%	(e)	26.40%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$154,142		$123,940		$72,088	$43,639		$7,346
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets	0.99%	(g)	2.19%		2.03%
Before waiver	N/A		N/A		N/A	2.17%		5.77%	(g)
After waiver	N/A		N/A		N/A	2.17%		5.77%	(g)
Portfolio turnover rate(h)	8%	(d)	30%		53%	44%		9%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2035 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$14.68		$13.10		$14.29	$12.72	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(b)	0.29	(b)	0.54	0.17	0.10
Net realized and unrealized gain (loss)	0.97		1.77		(0.99)	1.66	2.72

Total From Investment Operations	1.04		2.06		(0.45)	1.83	2.82

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.25)		(0.55)	(0.16)	(0.10)
From net realized gains	–		(0.23)		(0.19)	(0.10)	–

Total Distributions	(0.06)		(0.48)		(0.74)	(0.26)	(0.10)

NET ASSET VALUE, END OF PERIOD	$15.66		$14.68		$13.10	$14.29	$12.72

TOTAL RETURN(c)	7.08%	(d)	15.83%		(3.17%)	14.60%	28.19%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$116,882		$86,019		$27,285	$21,833	$8,028
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	0.85%	(f)	2.04%		1.66%	1.72%	11.71%	(f)
Portfolio turnover rate(g)	6%	(d)	22%		51%	36%	13%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2035 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$14.63		$13.07		$14.27	$12.72		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.27	(b)	0.55	0.16		0.10
Net realized and unrealized gain (loss)	0.97		1.76		(1.01)	1.66		2.72

Total From Investment Operations	1.03		2.03		(0.46)	1.82		2.82

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.24)		(0.55)	(0.16)		(0.10)
From net realized gains	–		(0.23)		(0.19)	(0.11)		–

Total Distributions	(0.05)		(0.47)		(0.74)	(0.27)		(0.10)

NET ASSET VALUE, END OF PERIOD	$15.61		$14.63		$13.07	$14.27		$12.72

TOTAL RETURN(c)	7.06%	(d)	15.71%		(3.30%)	14.41%	(e)	28.19%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$699,107		$541,129		$300,439	$169,728		$21,191
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets	0.74%	(g)	1.91%		1.80%
Before waiver	N/A		N/A		N/A	1.86%		5.20%	(g)
After waiver	N/A		N/A		N/A	1.86%		5.20%	(g)
Portfolio turnover rate(h)	6%	(d)	22%		51%	36%		13%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	(a)
Great-West Lifetime 2035 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.22		$8.41		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(b)	0.20	(b)	0.60
Net realized and unrealized gain (loss)	0.61		1.10		(1.45)

Total From Investment Operations	0.64		1.30		(0.85)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.26)		(0.60)
From net realized gains	–		(0.23)		(0.14)

Total Distributions	(0.05)		(0.49)		(0.74)

NET ASSET VALUE, END OF PERIOD	$9.81		$9.22		$8.41

TOTAL RETURN(c)	6.98%	(d)	15.56%	(e)	(8.50%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13,208		$8,146		$1,789
Ratio of expenses to average net assets(f)	0.37%	(g)
Before waiver	N/A		0.37%		0.37%	(g)
After waiver	N/A		0.37%		0.37%	(g)
Ratio of net investment income to average net assets	0.69%	(g)
Before waiver	N/A		2.19%		3.04%	(g)
After waiver	N/A		2.19%		3.04%	(g)
Portfolio turnover rate(h)	6%	(d)	22%		51%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2035 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$14.86		$13.18		$14.39	$12.84	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.26	(b)	0.45	0.14	0.14
Net realized and unrealized gain (loss)	1.15		1.89		(0.99)	1.79	2.83

Total From Investment Operations	1.20		2.15		(0.54)	1.93	2.97

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.34)		(0.56)	(0.04)	(0.13)
From net realized gains	–		(0.13)		(0.11)	(0.34)	–

Total Distributions	(0.05)		(0.47)		(0.67)	(0.38)	(0.13)

NET ASSET VALUE, END OF PERIOD	$16.01		$14.86		$13.18	$14.39	$12.84

TOTAL RETURN(c)	8.08%	(d)	16.51%		(3.79%)	15.14%	29.81%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$49,934		$41,154		$2,887	$291	$30
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	0.68%	(f)	1.78%		4.38%	1.67%	2.43%	(f)
Portfolio turnover rate(g)	13%	(d)	28%		64%	81%	27%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2035 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$14.88		$13.19		$14.38	$12.84		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.22	(b)	0.42	0.12		0.13
Net realized and unrealized gain (loss)	1.15		1.93		(0.99)	1.79		2.84

Total From Investment Operations	1.19		2.15		(0.57)	1.91		2.97

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.33)		(0.51)	(0.03)		(0.13)
From net realized gains	–		(0.13)		(0.11)	(0.34)		–

Total Distributions	(0.04)		(0.46)		(0.62)	(0.37)		(0.13)

NET ASSET VALUE, END OF PERIOD	$16.03		$14.88		$13.19	$14.38		$12.84

TOTAL RETURN(c)	8.01%	(d)	16.34%		(3.93%)	15.05%	(e)	29.81%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$10,198		$11,261		$9,165	$3,111		$1,202
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	0.54%	(g)	1.53%		2.46%
Before waiver	N/A		N/A		N/A	1.42%		5.78%	(g)
After waiver	N/A		N/A		N/A	1.42%		5.78%	(g)
Portfolio turnover rate(h)	13%	(d)	28%		64%	81%		27%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2045 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$14.38		$12.88		$14.18	$12.67	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.28	(b)	0.67	0.19	0.14
Net realized and unrealized gain (loss)	0.88		1.73		(1.13)	1.62	2.67

Total From Investment Operations	0.94		2.01		(0.46)	1.81	2.81

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.26)		(0.66)	(0.20)	(0.14)
From net realized gains	–		(0.25)		(0.18)	(0.10)	–

Total Distributions	(0.06)		(0.51)		(0.84)	(0.30)	(0.14)

NET ASSET VALUE, END OF PERIOD	$15.26		$14.38		$12.88	$14.18	$12.67

TOTAL RETURN(c)	6.54%	(d)	15.71%		(3.21%)	14.37%	28.18%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$28,333		$23,967		$14,503	$13,104	$1,881
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	0.85%	(f)	1.98%		1.79%	2.15%	8.89%	(f)
Portfolio turnover rate(g)	7%	(d)	29%		52%	41%	25%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2045 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$14.37		$12.88		$14.19	$12.66		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.28	(b)	0.65	0.17		0.15
Net realized and unrealized gain (loss)	0.87		1.71		(1.12)	1.63		2.65

Total From Investment Operations	0.93		1.99		(0.47)	1.80		2.80

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.25)		(0.66)	(0.17)		(0.14)
From net realized gains	–		(0.25)		(0.18)	(0.10)		–

Total Distributions	(0.05)		(0.50)		(0.84)	(0.27)		(0.14)

NET ASSET VALUE, END OF PERIOD	$15.25		$14.37		$12.88	$14.19		$12.66

TOTAL RETURN(c)	6.50%	(d)	15.58%		(3.31%)	14.28%	(e)	28.07%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$73,347		$56,657		$31,902	$17,717		$2,605
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	0.77%	(g)	2.00%		1.85%
Before waiver	N/A		N/A		N/A	1.94%		5.51%	(g)
After waiver	N/A		N/A		N/A	1.94%		5.51%	(g)
Portfolio turnover rate(h)	7%	(d)	29%		52%	41%		25%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2045 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$14.91		$13.21		$14.48	$12.82	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.28	(b)	0.49	0.16	0.13
Net realized and unrealized gain (loss)	1.08		1.87		(1.08)	1.75	2.82

Total From Investment Operations	1.13		2.15		(0.59)	1.91	2.95

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.23)		(0.50)	(0.15)	(0.13)
From net realized gains	–		(0.22)		(0.18)	(0.10)	–

Total Distributions	(0.05)		(0.45)		(0.68)	(0.25)	(0.13)

NET ASSET VALUE, END OF PERIOD	$15.99		$14.91		$13.21	$14.48	$12.82

TOTAL RETURN(c)	7.57%	(d)	16.41%		(4.08%)	15.00%	29.61%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$65,640		$50,082		$13,480	$16,577	$7,238
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	0.68%	(f)	1.91%		1.31%	1.51%	14.17%	(f)
Portfolio turnover rate(g)	6%	(d)	20%		54%	35%	22%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2045 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$14.82		$13.15		$14.45	$12.81		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.26	(b)	0.53	0.15		0.13
Net realized and unrealized gain (loss)	1.06		1.86		(1.12)	1.74		2.81

Total From Investment Operations	1.11		2.12		(0.59)	1.89		2.94

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.23)		(0.53)	(0.15)		(0.13)
From net realized gains	–		(0.22)		(0.18)	(0.10)		–

Total Distributions	(0.04)		(0.45)		(0.71)	(0.25)		(0.13)

NET ASSET VALUE, END OF PERIOD	$15.89		$14.82		$13.15	$14.45		$12.81

TOTAL RETURN(c)	7.51%	(d)	16.22%		(4.09%)	14.83%	(e)	29.51%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$333,606		$253,750		$129,725	$59,483		$6,272
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	0.60%	(g)	1.83%		1.81%
Before waiver	N/A		N/A		N/A	1.81%		6.14%	(g)
After waiver	N/A		N/A		N/A	1.81%		6.14%	(g)
Portfolio turnover rate(h)	6%	(d)	20%		54%	35%		22%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	(a)
Great-West Lifetime 2045 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.22		$8.35		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(b)	0.22	(b)	0.57
Net realized and unrealized gain (loss)	0.65		1.12		(1.50)

Total From Investment Operations	0.68		1.34		(0.93)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.25)		(0.57)
From net realized gains	–		(0.22)		(0.15)

Total Distributions	(0.04)		(0.47)		(0.72)

NET ASSET VALUE, END OF PERIOD	$9.86		$9.22		$8.35

TOTAL RETURN(c)	7.41%	(d)	16.17%	(e)	(9.38%	)(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$4,620		$2,985		$406
Ratio of expenses to average net assets(f)	0.37%	(g)
Before waiver	N/A		0.37%		0.37%	(g)
After waiver	N/A		0.37%		0.36%	(g)
Ratio of net investment income to average net assets	0.52%	(g)
Before waiver	N/A		2.36%		3.03%	(g)
After waiver	N/A		2.36%		3.04%	(g)
Portfolio turnover rate(h)	6%	(d)	20%		54%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2045 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$15.08		$13.29		$14.53	$12.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.26	(b)	0.39	0.15	0.13
Net realized and unrealized gain (loss)	1.15		1.95		(1.03)	1.79	2.89

Total From Investment Operations	1.20		2.21		(0.64)	1.94	3.02

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.33)		(0.51)	(0.03)	(0.13)
From net realized gains	–		(0.09)		(0.09)	(0.27)	–

Total Distributions	(0.04)		(0.42)		(0.60)	(0.30)	(0.13)

NET ASSET VALUE, END OF PERIOD	$16.24		$15.08		$13.29	$14.53	$12.89

TOTAL RETURN(c)	7.99%	(d)	16.77%		(4.44%)	15.22%	30.28%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$29,811		$25,995		$830	$270	$26
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	0.59%	(f)	1.76%		2.90%	1.56%	2.38%	(f)
Portfolio turnover rate(g)	15%	(d)	25%		68%	69%	15%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2045 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$15.06		$13.27		$14.51	$12.89		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.22	(b)	0.40	0.12		0.13
Net realized and unrealized gain (loss)	1.16		1.98		(1.06)	1.80		2.89

Total From Investment Operations	1.20		2.20		(0.66)	1.92		3.02

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.32)		(0.49)	(0.03)		(0.13)
From net realized gains	–		(0.09)		(0.09)	(0.27)		–

Total Distributions	(0.04)		(0.41)		(0.58)	(0.30)		(0.13)

NET ASSET VALUE, END OF PERIOD	$16.22		$15.06		$13.27	$14.51		$12.89

TOTAL RETURN(c)	7.95%	(d)	16.59%		(4.52%)	15.05%	(e)	30.28%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$4,891		$5,065		$3,692	$897		$229
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.19%	(g)
Ratio of net investment income to average net assets	0.48%	(g)	1.53%		2.61%
Before waiver	N/A		N/A		N/A	1.59%		4.64%	(g)
After waiver	N/A		N/A		N/A	1.59%		4.66%	(g)
Portfolio turnover rate(h)	15%	(d)	25%		68%	69%		15%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2055 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$14.08		$12.63		$14.17	$12.71	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.25	(b)	0.86	0.17	0.16
Net realized and unrealized gain (loss)	0.85		1.75		(1.39)	1.67	2.68

Total From Investment Operations	0.91		2.00		(0.53)	1.84	2.84

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.25)		(0.86)	(0.20)	(0.13)
From net realized gains	–		(0.30)		(0.15)	(0.18)	–

Total Distributions	(0.05)		(0.55)		(1.01)	(0.38)	(0.13)

NET ASSET VALUE, END OF PERIOD	$14.94		$14.08		$12.63	$14.17	$12.71

TOTAL RETURN(c)	6.56%	(d)	15.88%		(3.76%)	14.57%	28.44%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$9,038		$7,431		$5,260	$4,790	$762
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	0.87%	(f)	1.85%		1.78%	2.02%	3.91%	(f)
Portfolio turnover rate(g)	14%	(d)	44%		65%	59%	20%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2055 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$14.07		$12.63		$14.19	$12.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.26	(b)	0.86	0.17		0.12
Net realized and unrealized gain (loss)	0.85		1.72		(1.41)	1.65		2.72

Total From Investment Operations	0.90		1.98		(0.55)	1.82		2.84

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.24)		(0.86)	(0.16)		(0.13)
From net realized gains	–		(0.30)		(0.15)	(0.18)		–

Total Distributions	(0.05)		(0.54)		(1.01)	(0.34)		(0.13)

NET ASSET VALUE, END OF PERIOD	$14.92		$14.07		$12.63	$14.19		$12.71

TOTAL RETURN(c)	6.45%	(d)	15.86%		(3.98%)	14.44%	(e)	28.44%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$17,800		$13,619		$8,008	$4,480		$1,113
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	0.66%	(g)	1.91%		1.85%
Before waiver	N/A		N/A		N/A	1.74%		9.09%	(g)
After waiver	N/A		N/A		N/A	1.74%		9.11%	(g)
Portfolio turnover rate(h)	14%	(d)	44%		65%	59%		20%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2055 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$14.79		$13.15		$14.50	$12.86	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.28	(b)	0.60	0.16	0.13
Net realized and unrealized gain (loss)	1.02		1.88		(1.25)	1.75	2.86

Total From Investment Operations	1.07		2.16		(0.65)	1.91	2.99

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.24)		(0.59)	(0.17)	(0.13)
From net realized gains	–		(0.28)		(0.11)	(0.10)	–

Total Distributions	(0.04)		(0.52)		(0.70)	(0.27)	(0.13)

NET ASSET VALUE, END OF PERIOD	$15.82		$14.79		$13.15	$14.50	$12.86

TOTAL RETURN(c)	7.27%	(d)	16.58%		(4.52%)	14.96%	30.01%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$14,459		$9,163		$3,242	$2,531	$167
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	0.66%	(f)	1.97%		1.54%	2.01%	5.27%	(f)
Portfolio turnover rate(g)	6%	(d)	32%		56%	50%	6%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009	(a)
Great-West Lifetime 2055 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$14.74		$13.10		$14.48	$12.84		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.25	(b)	0.60	0.15		0.13
Net realized and unrealized gain (loss)	1.02		1.90		(1.27)	1.74		2.84

Total From Investment Operations	1.06		2.15		(0.67)	1.89		2.97

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.23)		(0.60)	(0.15)		(0.13)
From net realized gains	–		(0.28)		(0.11)	(0.10)		–

Total Distributions	(0.04)		(0.51)		(0.71)	(0.25)		(0.13)

NET ASSET VALUE, END OF PERIOD	$15.76		$14.74		$13.10	$14.48		$12.84

TOTAL RETURN(c)	7.18%	(d)	16.45%		(4.60%)	14.81%	(e)	29.81%	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$82,679		$57,016		$29,645	$13,649		$1,320
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	0.57%	(g)	1.76%		1.79%
Before waiver	N/A		N/A		N/A	1.89%		6.36%	(g)
After waiver	N/A		N/A		N/A	1.89%		6.36%	(g)
Portfolio turnover rate(h)	6%	(d)	32%		56%	50%		6%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	(a)
Great-West Lifetime 2055 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.11		$8.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	(b)	0.29	(b)	0.65
Net realized and unrealized gain (loss)	0.63		1.05		(1.62)

Total From Investment Operations	0.65		1.34		(0.97)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.26)		(0.65)
From net realized gains	–		(0.28)		(0.07)

Total Distributions	(0.04)		(0.54)		(0.72)

NET ASSET VALUE, END OF PERIOD	$9.72		$9.11		$8.31

TOTAL RETURN(c) (d)	7.12%	(e)	16.19%		(9.73%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$907		$695		$60
Ratio of expenses to average net assets(f)
Before waiver	0.37%	(g)	0.37%		0.37%	(g)
After waiver	0.36%	(g)	0.36%		0.35%	(g)
Ratio of net investment income to average net assets
Before waiver	0.46%	(g)	3.21%		2.35%	(g)
After waiver	0.46%	(g)	3.22%		2.37%	(g)
Portfolio turnover rate(h)	6%	(e)	32%		56%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2055 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$15.17		$13.41		$14.30	$12.91	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.28	(b)	0.19	0.16	0.14
Net realized and unrealized gain (loss)	1.10		1.96		(0.88)	1.77	2.91

Total From Investment Operations	1.15		2.24		(0.69)	1.93	3.05

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.27)		(0.17)	(0.14)	(0.14)
From net realized gains	–		(0.21)		(0.03)	(0.40)	–

Total Distributions	(0.04)		(0.48)		(0.20)	(0.54)	(0.14)

NET ASSET VALUE, END OF PERIOD	$16.28		$15.17		$13.41	$14.30	$12.91

TOTAL RETURN(c)	7.59%	(d)	16.81%		(4.80%)	15.04%	30.55%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,559		$1,737		$88	$68	$31
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	0.58%	(f)	1.91%		1.46%	0.81%	2.76%	(f)
Portfolio turnover rate(g)	20%	(d)	50%		67%	224%	7%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	(a)
Great-West Lifetime 2055 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$15.12		$13.38		$14.29	$12.91	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.25	(b)	0.20	0.14	0.14
Net realized and unrealized gain (loss)	1.10		1.96		(0.89)	1.79	2.91

Total From Investment Operations	1.14		2.21		(0.69)	1.93	3.05

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.26)		(0.19)	(0.15)	(0.14)
From net realized gains	–		(0.21)		(0.03)	(0.40)	–

Total Distributions	(0.03)		(0.47)		(0.22)	(0.55)	(0.14)

NET ASSET VALUE, END OF PERIOD	$16.23		$15.12		$13.38	$14.29	$12.91

TOTAL RETURN(c) (d)	7.58%	(e)	16.68%		(4.89%)	15.05%	30.55%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,622		$1,324		$746	$106	$28
Ratio of expenses to average net assets(f)
Before waiver	0.22%	(g)	0.22%		0.22%	0.22%	0.22%	(g)
After waiver	0.22%	(g)	0.22%		0.22%	0.19%	0.13%	(g)
Ratio of net investment income to average net assets
Before waiver	0.51%	(g)	1.72%		2.67%	1.52%	2.29%	(g)
After waiver	0.51%	(g)	1.73%		2.67%	1.55%	2.37%	(g)
Portfolio turnover rate(h)	20%	(e)	50%		67%	224%	7%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer three share classes, referred to as Class T, Class T1, and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

  Semi-Annual Report - June 28, 2013

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following tables. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Great-West Lifetime 2015 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$108,025,319	$—	$—	$108,025,319
Equity Mutual Funds	86,967,895	—	—	86,967,895
Fixed Interest Contract	—	—	13,719,033	13,719,033

Total Investments	$194,993,214	$0	$13,719,033	$208,712,247

Great-West Lifetime 2015 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$360,443,047	$—	$—	$360,443,047
Equity Mutual Funds	422,802,126	—	—	422,802,126
Fixed Interest Contract	—	—	45,763,389	45,763,389

Total Investments	$783,245,173	$0	$45,763,389	$829,008,562

Great-West Lifetime 2015 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$8,448,537	$—	$—	$8,448,537
Equity Mutual Funds	14,166,927	—	—	14,166,927
Fixed Interest Contract	—	—	1,068,775	1,068,775

Total Investments	$22,615,464	$0	$1,068,775	$23,684,239

Great-West Lifetime 2025 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$121,431,341	$—	$—	$121,431,341
Equity Mutual Funds	144,977,560	—	—	144,977,560
Fixed Interest Contract	—	—	8,816,178	8,816,178

Total Investments	$266,408,901	$0	$8,816,178	$275,225,079

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2025 Fund II
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$365,180,544	$—	$—	$365,180,544
Equity Mutual Funds	761,358,704	—	—	761,358,704
Fixed Interest Contract	—	—	26,372,440	26,372,440

Total Investments	$1,126,539,248	$0	$26,372,440	$1,152,911,688

Great-West Lifetime 2025 Fund III
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$11,986,178	$—	$—	$11,986,178
Equity Mutual Funds	47,053,579	—	—	47,053,579
Fixed Interest Contract	—	—	871,970	871,970

Total Investments	$59,039,757	$0	$871,970	$59,911,727

Great-West Lifetime 2035 Fund I
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$56,997,133	$—	$—	$56,997,133
Equity Mutual Funds	149,430,558	—	—	149,430,558
Fixed Interest Contract	—	—	1,646,859	1,646,859

Total Investments	$206,427,691	$0	$1,646,859	$208,074,550

Great-West Lifetime 2035 Fund II
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$122,173,442	$—	$—	$122,173,442
Equity Mutual Funds	703,622,867	—	—	703,622,867
Fixed Interest Contract	—	—	3,530,733	3,530,733

Total Investments	$825,796,309	$0	$3,530,733	$829,327,042

Great-West Lifetime 2035 Fund III
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$4,227,413	$—	$—	$4,227,413
Equity Mutual Funds	55,785,969	—	—	55,785,969
Fixed Interest Contract	—	—	124,638	124,638

Total Investments	$60,013,382	$0	$124,638	$60,138,020

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2045 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$17,513,715	$—	$—	$17,513,715
Equity Mutual Funds	84,180,059	—	—	84,180,059

Total Investments	$101,693,774	$0	$0	$101,693,774

Great-West Lifetime 2045 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$35,610,689	$—	$—	$35,610,689
Equity Mutual Funds	368,317,704	—	—	368,317,704

Total Investments	$403,928,393	$0	$0	$403,928,393

Great-West Lifetime 2045 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,774,858	$—	$—	$1,774,858
Equity Mutual Funds	32,930,694	—	—	32,930,694

Total Investments	$34,705,552	$0	$0	$34,705,552

Great-West Lifetime 2055 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$4,023,602	$—	$—	$4,023,602
Equity Mutual Funds	22,817,470	—	—	22,817,470

Total Investments	$26,841,072	$0	$0	$26,841,072

Great-West Lifetime 2055 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$7,846,273	$—	$—	$7,846,273
Equity Mutual Funds	90,213,477	—	—	90,213,477

Total Investments	$98,059,750	$0	$0	$98,059,750

Great-West Lifetime 2055 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$209,348	$—	$—	$209,348
Equity Mutual Funds	3,971,885	—	—	3,971,885

Total Investments	$4,181,233	$0	$0	$4,181,233

  Semi-Annual Report - June 28, 2013

The following is a reconciliation of change in Level 3 assets during the period ended June 28, 2013:

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2013	$9,368,686	$28,631,622	$785,159
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	78,189	258,433	6,354
Purchases	5,415,101	20,066,702	528,176
Sales	(1,142,943)	(3,193,368)	(250,914)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, June 28, 2013	$13,719,033	$45,763,389	$1,068,775

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2013	$5,585,349	$15,392,105	$579,478
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	49,159	144,622	4,887
Purchases	3,850,664	12,370,096	378,139
Sales	(668,994)	(1,534,383)	(90,534)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, June 28, 2013	$8,816,178	$26,372,440	$871,970

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2013	$989,111	$1,946,241	$78,546
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	9,085	18,953	684
Purchases	752,231	1,786,940	59,555
Sales	(103,568)	(221,401)	(14,147)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, June 28, 2013	$1,646,859	$3,530,733	$124,638

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 28, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Dividends

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

  Semi-Annual Report - June 28, 2013

Federal Income Taxes and Distributions to Shareholders

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class T1 and Class L shares and for providing or arranging for the provision of services to Class T1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by

  Semi-Annual Report - June 28, 2013

GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended June 28, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	256,657	$2,865,516	$394,613	$415,534	$89,380	$7,816	$3,025,985
Great-West Bond Index Fund Initial Class	2,253,432	28,684,717	4,950,051	2,225,517	69,708	247,632	30,308,663
Great-West Federated Bond Fund Initial Class	2,906,782	28,709,187	4,971,486	1,848,339	21,596	274,811	30,317,737
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	151,341	—	2,040,817	68,308	(2,661)	6,371	1,884,199
Great-West International Index Fund Initial Class	626,420	5,885,969	971,056	817,932	11,381	—	6,220,349
Great-West Janus Large Cap Growth Fund Initial Class	324,770	2,871,166	434,965	523,498	(81,368)	—	3,030,100
Great-West Life & Annuity Contract	13,719,033	9,368,686	5,415,101	1,142,943	—	78,189	13,719,033
Great-West Loomis Sayles Small Cap Value Fund Initial Class	39,231	950,432	142,880	180,452	40,804	1,254	1,004,697
Great-West MFS International Growth Fund Initial Class	122,740	1,325,102	225,588	169,164	3,015	—	1,398,014
Great-West MFS International Value Fund Initial Class	171,940	1,617,736	180,663	254,700	28,774	—	1,715,961
Great-West Money Market Fund	—	3,601,011	459,789	4,060,800	—	—	—
Great-West Putnam Equity Income Fund Initial Class	284,811	3,494,980	428,791	585,626	138,475	26,203	3,696,843
Great-West Putnam High Yield Bond Fund Initial Class	1,395,615	10,919,123	1,677,284	839,909	80,034	311,130	11,541,732
Great-West Real Estate Index Fund Initial Class	479,644	4,902,489	1,039,391	866,853	100,493	25,778	5,223,322
Great-West S&P 500® Index Fund Initial Class	936,673	12,740,478	1,560,313	2,037,361	406,291	89,182	13,469,353
Great-West S&P Mid Cap 400® Index Fund Initial Class	462,885	5,454,715	833,838	1,068,216	186,873	25,200	5,776,802
Great-West S&P Small Cap 600® Index Fund Initial Class	273,753	2,892,330	465,028	622,747	125,454	10,942	3,055,088
Great-West Short Duration Bond Fund Initial Class	588,119	5,776,724	895,966	520,568	(1,008)	59,349	6,098,798
Great-West T. Rowe Price Equity Income Fund Initial Class	199,615	3,494,256	434,676	583,486	110,638	27,918	3,696,869
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	69,531	1,324,741	177,784	283,223	11,138	—	1,401,060
Great-West Templeton Global Bond Fund Initial Class	661,231	5,927,002	981,448	456,897	(1,096)	42,660	6,268,471

					$1,337,921	$1,234,435	$152,853,076

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	1,357,391	$13,938,992	$1,850,575	$979,449	$167,798	$41,105	$16,003,634
Great-West Bond Index Fund Initial Class	7,492,594	87,135,030	22,640,899	5,405,194	183,678	826,390	100,775,386
Great-West Federated Bond Fund Initial Class	9,701,763	87,745,566	22,616,222	4,142,518	34,707	921,495	101,189,384
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	799,411	—	10,617,118	190,656	(8,408)	33,285	9,952,663
Great-West International Index Fund Initial Class	3,296,209	28,360,622	5,569,171	2,080,983	18,479	—	32,731,355
Great-West Janus Large Cap Growth Fund Initial Class	1,721,559	13,934,957	2,194,101	1,134,328	(229,552)	—	16,062,143
Great-West Life & Annuity Contract	45,763,389	28,631,622	20,066,702	3,193,368	—	258,433	45,763,389
Great-West Loomis Sayles Small Cap Value Fund Initial Class	205,317	4,551,241	652,503	518,485	90,120	6,504	5,258,173
Great-West MFS International Growth Fund Initial Class	647,508	6,446,340	1,271,919	415,901	12,325	—	7,375,117
Great-West MFS International Value Fund Initial Class	910,738	7,806,889	1,142,418	782,448	97,326	—	9,089,170
Great-West Money Market Fund	—	11,037,673	2,431,771	13,469,444	—	—	—
Great-West Putnam Equity Income Fund Initial Class	1,504,855	16,919,837	1,932,302	1,465,060	362,863	137,459	19,533,022
Great-West Putnam High Yield Bond Fund Initial Class	4,658,865	33,505,005	7,348,438	1,646,228	160,558	1,038,480	38,528,818
Great-West Real Estate Index Fund Initial Class	2,120,734	19,459,804	5,427,499	2,491,565	297,540	111,296	23,094,795
Great-West S&P 500® Index Fund Initial Class	4,942,472	61,723,395	6,965,040	4,418,195	1,332,092	467,640	71,072,742
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,458,767	26,454,919	4,099,329	2,920,938	685,145	132,395	30,685,412
Great-West S&P Small Cap 600® Index Fund Initial Class	1,449,238	14,032,337	2,150,801	1,985,758	291,016	57,446	16,173,500
Great-West Short Duration Bond Fund Initial Class	1,957,504	17,610,104	4,201,936	1,328,265	(2,663)	198,658	20,299,319
Great-West T. Rowe Price Equity Income Fund Initial Class	1,053,806	16,912,985	1,949,902	1,312,487	367,149	146,452	19,516,482
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	372,372	6,538,920	791,146	787,160	26,900	—	7,503,305
Great-West Templeton Global Bond Fund Initial Class	2,226,944	18,327,542	4,172,886	739,640	(3,159)	142,708	21,111,427

					$3,883,914	$4,519,746	$611,719,236

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	47,917	$578,667	$98,420	$149,635	$16,823	$1,462	$564,942
Great-West Bond Index Fund Initial Class	175,540	2,413,541	630,034	605,968	(5,929)	19,721	2,361,011
Great-West Federated Bond Fund Initial Class	227,336	2,425,870	627,247	561,512	1,409	21,879	2,371,113
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	28,353	—	397,250	27,730	(987)	1,189	352,990
Great-West International Index Fund Initial Class	116,934	1,182,228	245,614	265,303	43,948	—	1,161,158
Great-West Janus Large Cap Growth Fund Initial Class	60,789	578,923	110,010	132,730	22,286	—	567,158
Great-West Life & Annuity Contract	1,068,775	785,159	528,176	250,914	—	6,354	1,068,775
Great-West Loomis Sayles Small Cap Value Fund Initial Class	7,252	189,340	34,704	55,138	9,002	231	185,731
Great-West MFS International Growth Fund Initial Class	22,897	266,661	56,801	58,011	9,122	—	260,798
Great-West MFS International Value Fund Initial Class	32,163	324,099	52,278	85,669	9,584	—	320,989
Great-West Money Market Fund	—	303,024	59,534	362,558	—	—	—
Great-West Putnam Equity Income Fund Initial Class	53,329	705,414	115,646	184,912	42,918	4,906	692,206
Great-West Putnam High Yield Bond Fund Initial Class	109,141	925,339	204,723	200,220	18,510	24,414	902,597
Great-West Real Estate Index Fund Initial Class	64,789	705,012	182,562	197,816	23,255	3,457	705,550
Great-West S&P 500® Index Fund Initial Class	174,523	2,567,212	405,740	658,270	126,101	16,651	2,509,643
Great-West S&P Mid Cap 400® Index Fund Initial Class	86,916	1,101,339	204,347	306,771	62,939	4,715	1,084,717
Great-West S&P Small Cap 600® Index Fund Initial Class	51,150	583,072	113,997	187,286	26,937	2,042	570,833
Great-West Short Duration Bond Fund Initial Class	45,899	488,421	118,031	124,546	1,675	4,748	475,978
Great-West T. Rowe Price Equity Income Fund Initial Class	37,325	705,006	116,359	180,852	41,533	5,227	691,251
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	13,189	271,289	45,002	78,653	10,302	—	265,765
Great-West Templeton Global Bond Fund Initial Class	51,967	504,729	113,261	104,742	6,736	3,357	492,646

					$466,164	$120,353	$17,605,851

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	472,660	$4,864,487	$763,414	$447,727	$79,711	$14,297	$5,572,666
Great-West Bond Index Fund Initial Class	2,733,576	32,224,461	7,962,012	2,181,364	254	298,051	36,766,602
Great-West Federated Bond Fund Initial Class	3,545,258	32,437,086	7,998,147	1,641,856	7,311	332,947	36,977,045
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	280,952	—	3,724,592	61,780	(1,950)	11,654	3,497,848
Great-West International Index Fund Initial Class	1,351,458	11,736,505	2,374,346	1,031,984	32,867	—	13,419,978
Great-West Janus Large Cap Growth Fund Initial Class	599,701	4,873,483	934,223	626,597	(123,122)	—	5,595,214
Great-West Life & Annuity Contract	8,816,178	5,585,349	3,850,664	668,994	—	49,159	8,816,178
Great-West Loomis Sayles Small Cap Value Fund Initial Class	85,386	1,897,278	301,251	217,082	68,361	2,697	2,186,736
Great-West MFS International Growth Fund Initial Class	264,905	2,642,550	547,833	194,421	13,838	—	3,017,263
Great-West MFS International Value Fund Initial Class	373,716	3,237,671	429,515	315,215	38,698	—	3,729,683
Great-West Money Market Fund	—	2,157,207	404,375	2,561,582	—	—	—
Great-West Putnam Equity Income Fund Initial Class	526,316	5,942,323	790,896	620,041	153,872	47,971	6,831,580
Great-West Putnam High Yield Bond Fund Initial Class	1,694,846	12,292,855	2,695,255	708,250	77,955	375,699	14,016,374
Great-West Real Estate Index Fund Initial Class	601,745	5,548,858	1,380,445	583,363	73,231	31,372	6,553,006
Great-West S&P 500® Index Fund Initial Class	1,726,013	21,610,457	2,982,386	1,833,392	763,708	162,953	24,820,067
Great-West S&P Mid Cap 400® Index Fund Initial Class	857,705	9,251,774	1,458,159	1,052,820	248,432	46,048	10,704,164
Great-West S&P Small Cap 600® Index Fund Initial Class	602,063	5,834,739	963,244	794,586	216,790	23,795	6,719,026
Great-West Short Duration Bond Fund Initial Class	376,430	3,428,568	794,937	285,069	(824)	37,740	3,903,574
Great-West T. Rowe Price Equity Income Fund Initial Class	368,719	5,940,355	800,436	524,031	198,928	51,109	6,828,680
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	130,243	2,277,457	324,226	298,311	22,393	—	2,624,393
Great-West Templeton Global Bond Fund Initial Class	869,282	7,175,344	1,625,475	302,933	6,880	55,553	8,240,794

					$1,877,333	$1,541,045	$210,820,871

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	2,609,120	$25,119,185	$4,204,396	$878,462	$165,404	$78,529	$30,761,525
Great-West Bond Index Fund Initial Class	8,251,181	89,445,561	30,320,433	4,947,916	148,361	890,236	110,978,387
Great-West Federated Bond Fund Initial Class	10,638,518	89,651,903	30,637,674	3,918,605	19,781	990,007	110,959,747
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,546,206	—	20,233,480	67,919	(2,278)	63,880	19,250,263
Great-West International Index Fund Initial Class	7,472,695	60,016,892	14,535,056	2,110,856	60,280	—	74,203,866
Great-West Janus Large Cap Growth Fund Initial Class	3,312,849	25,059,730	5,098,691	956,373	(183,590)	—	30,908,886
Great-West Life & Annuity Contract	26,372,440	15,392,105	12,370,096	1,534,383	—	144,622	26,372,440
Great-West Loomis Sayles Small Cap Value Fund Initial Class	470,055	9,747,939	1,612,137	604,382	168,098	14,772	12,038,103
Great-West MFS International Growth Fund Initial Class	1,460,797	13,651,093	3,242,341	387,467	27,358	—	16,638,475
Great-West MFS International Value Fund Initial Class	2,064,218	16,486,119	3,143,229	1,107,128	126,137	—	20,600,896
Great-West Money Market Fund	—	5,897,562	1,652,838	7,550,400	—	—	—
Great-West Putnam Equity Income Fund Initial Class	2,901,169	30,477,005	4,303,396	1,374,525	349,621	263,157	37,657,170
Great-West Putnam High Yield Bond Fund Initial Class	5,112,712	34,129,779	10,492,595	1,577,765	147,076	1,123,472	42,282,127
Great-West Real Estate Index Fund Initial Class	2,674,944	22,662,269	7,470,858	1,906,777	253,928	137,867	29,130,141
Great-West S&P 500® Index Fund Initial Class	9,510,961	111,047,031	15,974,982	3,587,145	1,565,155	893,679	136,767,617
Great-West S&P Mid Cap 400® Index Fund Initial Class	4,734,931	47,614,038	8,098,941	2,770,137	679,487	253,126	59,091,943
Great-West S&P Small Cap 600® Index Fund Initial Class	3,316,284	30,042,455	5,165,976	2,533,868	627,625	130,367	37,009,729
Great-West Short Duration Bond Fund Initial Class	1,133,726	9,507,617	3,019,090	662,942	(1,913)	112,481	11,756,738
Great-West T. Rowe Price Equity Income Fund Initial Class	2,032,211	30,460,433	4,337,695	1,014,659	426,014	280,374	37,636,548
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	716,675	11,811,156	1,615,826	726,969	76,656	—	14,441,007
Great-West Templeton Global Bond Fund Initial Class	2,603,637	20,049,613	5,998,622	590,954	3,025	165,421	24,682,474

					$4,656,225	$5,541,990	$883,168,082

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	165,936	$1,793,587	$166,462	$152,064	$19,479	$5,004	$1,956,389
Great-West Bond Index Fund Initial Class	269,257	3,335,400	767,413	359,538	(2,061)	29,099	3,621,509
Great-West Federated Bond Fund Initial Class	349,997	3,366,486	790,916	325,068	1,133	32,645	3,650,468
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	98,254	—	1,289,479	7,610	(292)	4,067	1,223,256
Great-West International Index Fund Initial Class	474,354	4,323,312	647,137	340,929	51,870	—	4,710,339
Great-West Janus Large Cap Growth Fund Initial Class	210,148	1,797,047	230,471	167,078	1,245	—	1,960,684
Great-West Life & Annuity Contract	871,970	579,478	378,139	90,534	—	4,887	871,970
Great-West Loomis Sayles Small Cap Value Fund Initial Class	29,973	701,787	73,278	85,146	20,103	946	767,621
Great-West MFS International Growth Fund Initial Class	93,077	974,446	158,898	74,717	11,169	—	1,060,152
Great-West MFS International Value Fund Initial Class	130,800	1,190,156	102,379	123,029	10,646	—	1,305,386
Great-West Money Market Fund	—	224,087	40,624	264,711	—	—	—
Great-West Putnam Equity Income Fund Initial Class	184,950	2,189,981	185,541	213,223	73,012	16,800	2,400,648
Great-West Putnam High Yield Bond Fund Initial Class	167,428	1,276,674	260,069	122,757	10,819	37,032	1,384,631
Great-West Real Estate Index Fund Initial Class	145,485	1,401,832	293,822	162,763	17,351	7,530	1,584,327
Great-West S&P 500® Index Fund Initial Class	605,853	7,960,897	610,547	681,494	181,412	57,012	8,712,167
Great-West S&P Mid Cap 400® Index Fund Initial Class	301,673	3,417,242	363,547	367,219	112,803	16,149	3,764,880
Great-West S&P Small Cap 600® Index Fund Initial Class	211,038	2,155,061	235,044	308,159	59,564	8,335	2,355,179
Great-West Short Duration Bond Fund Initial Class	37,231	355,737	76,363	41,945	537	3,696	386,085
Great-West T. Rowe Price Equity Income Fund Initial Class	129,584	2,189,069	178,856	202,320	55,071	17,899	2,399,895
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	45,537	837,239	77,740	107,507	11,526	—	917,567
Great-West Templeton Global Bond Fund Initial Class	86,062	746,568	159,057	63,029	1,982	5,473	815,867

					$637,369	$246,574	$45,849,020

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	500,216	$4,837,945	$851,724	$228,956	$39,703	$15,068	$5,897,541
Great-West Bond Index Fund Initial Class	1,366,204	15,221,251	4,764,396	986,716	3,425	147,552	18,375,451
Great-West Federated Bond Fund Initial Class	1,759,914	15,219,149	4,824,113	783,546	3,093	164,085	18,355,906
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	295,686	—	3,887,702	30,833	(1,355)	12,264	3,681,287
Great-West International Index Fund Initial Class	1,667,796	13,586,290	3,387,743	798,116	30,971	—	16,561,212
Great-West Janus Large Cap Growth Fund Initial Class	634,600	4,844,772	1,061,496	330,798	(51,436)	—	5,920,822
Great-West Life & Annuity Contract	1,646,859	989,111	752,231	103,568	—	9,085	1,646,859
Great-West Loomis Sayles Small Cap Value Fund Initial Class	105,192	2,200,917	366,262	140,990	57,039	3,318	2,693,977
Great-West MFS International Growth Fund Initial Class	326,373	3,053,269	774,290	136,793	9,845	—	3,717,388
Great-West MFS International Value Fund Initial Class	458,556	3,730,728	670,657	281,575	36,103	—	4,576,393
Great-West Money Market Fund	—	375,125	101,130	476,255	—	—	—
Great-West Putnam Equity Income Fund Initial Class	558,032	5,927,039	854,274	340,914	84,949	50,711	7,243,255
Great-West Putnam High Yield Bond Fund Initial Class	839,147	5,750,017	1,647,452	326,178	30,555	185,741	6,939,746
Great-West Real Estate Index Fund Initial Class	415,302	3,633,953	1,104,225	354,187	44,385	21,792	4,522,642
Great-West S&P 500® Index Fund Initial Class	1,818,033	21,426,475	3,195,491	918,111	412,910	171,212	26,143,310
Great-West S&P Mid Cap 400® Index Fund Initial Class	907,924	9,234,023	1,542,094	613,599	145,440	48,710	11,330,885
Great-West S&P Small Cap 600® Index Fund Initial Class	742,255	6,773,814	1,170,984	569,091	202,471	29,286	8,283,570
Great-West Short Duration Bond Fund Initial Class	71,379	614,191	177,876	45,011	(48)	7,085	740,196
Great-West T. Rowe Price Equity Income Fund Initial Class	390,731	5,925,547	900,084	292,502	121,083	54,028	7,236,334
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	137,611	2,266,270	328,631	152,986	18,888	—	2,772,868
Great-West Templeton Global Bond Fund Initial Class	456,873	3,551,117	1,046,640	128,833	1,071	29,114	4,331,153

					$1,189,092	$949,051	$160,970,795

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	2,392,021	$21,915,441	$4,491,697	$327,283	$54,974	$71,538	$28,201,931
Great-West Bond Index Fund Initial Class	2,927,753	30,118,943	12,605,094	1,976,277	67,702	310,301	39,378,272
Great-West Federated Bond Fund Initial Class	3,774,350	30,162,897	12,647,182	1,525,504	17,296	345,414	39,366,472
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,416,620	—	18,493,802	17,369	(858)	58,238	17,636,922
Great-West International Index Fund Initial Class	7,964,822	60,703,085	17,425,322	787,909	14,155	—	79,090,683
Great-West Janus Large Cap Growth Fund Initial Class	3,032,349	21,773,802	5,408,749	257,672	(32,801)	—	28,291,817
Great-West Life & Annuity Contract	3,530,733	1,946,241	1,786,940	221,401	—	18,953	3,530,733
Great-West Loomis Sayles Small Cap Value Fund Initial Class	502,508	9,931,972	1,938,486	344,037	150,636	15,716	12,869,241
Great-West MFS International Growth Fund Initial Class	1,564,883	13,912,372	3,890,213	112,299	9,856	—	17,824,023
Great-West MFS International Value Fund Initial Class	2,196,090	16,652,018	3,817,784	738,610	81,037	—	21,916,976
Great-West Money Market Fund	—	753,155	264,794	1,017,949	—	—	—
Great-West Putnam Equity Income Fund Initial Class	2,663,260	26,541,331	4,893,373	739,602	186,688	240,136	34,569,109
Great-West Putnam High Yield Bond Fund Initial Class	1,800,385	11,409,453	4,373,651	623,280	37,015	392,285	14,889,188
Great-West Real Estate Index Fund Initial Class	1,712,938	13,791,528	5,053,741	760,530	101,739	87,931	18,653,899
Great-West S&P 500® Index Fund Initial Class	8,665,965	96,082,240	17,364,266	1,434,738	437,671	809,661	124,616,579
Great-West S&P Mid Cap 400® Index Fund Initial Class	4,337,803	41,442,815	8,136,133	1,166,561	272,060	230,655	54,135,787
Great-West S&P Small Cap 600® Index Fund Initial Class	3,545,567	30,615,177	6,262,834	1,731,733	700,926	138,724	39,568,524
Great-West Short Duration Bond Fund Initial Class	150,559	1,198,599	471,976	93,464	1,175	14,673	1,561,296
Great-West T. Rowe Price Equity Income Fund Initial Class	1,865,117	26,525,659	4,925,627	492,457	191,317	255,847	34,541,958
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	657,240	10,337,510	1,715,008	356,978	61,778	—	13,243,389
Great-West Templeton Global Bond Fund Initial Class	978,633	7,178,508	2,645,890	250,656	(742)	61,803	9,277,445

					$2,351,624	$3,051,875	$633,164,244

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	190,597	$1,967,850	$280,435	$166,442	$19,871	$5,701	$2,247,135
Great-West Bond Index Fund Initial Class	101,143	1,201,620	368,409	164,445	(1,269)	10,820	1,360,370
Great-West Federated Bond Fund Initial Class	130,198	1,200,982	365,768	141,468	161	12,034	1,357,969
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	112,935	—	1,476,187	2,829	(154)	4,640	1,406,036
Great-West International Index Fund Initial Class	633,520	5,506,019	1,090,409	404,637	59,994	—	6,290,853
Great-West Janus Large Cap Growth Fund Initial Class	241,837	1,973,184	358,643	191,899	(5,483)	—	2,256,340
Great-West Life & Annuity Contract	124,638	78,546	59,555	14,147	—	684	124,638
Great-West Loomis Sayles Small Cap Value Fund Initial Class	39,985	892,435	124,752	97,344	21,704	1,249	1,024,019
Great-West MFS International Growth Fund Initial Class	124,257	1,242,000	261,588	89,825	12,923	—	1,415,290
Great-West MFS International Value Fund Initial Class	174,946	1,514,128	231,058	172,391	15,198	—	1,745,959
Great-West Money Market Fund	—	31,403	7,967	39,370	—	—	—
Great-West Putnam Equity Income Fund Initial Class	211,874	2,398,812	305,241	213,545	84,685	19,114	2,750,118
Great-West Putnam High Yield Bond Fund Initial Class	62,608	455,994	124,380	50,374	4,660	13,744	517,771
Great-West Real Estate Index Fund Initial Class	126,364	1,159,298	320,987	145,297	16,748	6,462	1,376,104
Great-West S&P 500® Index Fund Initial Class	693,766	8,706,748	1,051,951	667,285	222,704	64,758	9,976,360
Great-West S&P Mid Cap 400® Index Fund Initial Class	345,753	3,746,235	505,393	324,017	126,133	18,389	4,314,995
Great-West S&P Small Cap 600® Index Fund Initial Class	282,599	2,752,454	407,959	368,996	67,952	11,047	3,153,803
Great-West Short Duration Bond Fund Initial Class	5,149	47,191	13,533	6,745	92	506	53,392
Great-West T. Rowe Price Equity Income Fund Initial Class	148,511	2,397,591	304,642	202,120	69,513	20,365	2,750,430
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	52,241	916,487	113,745	98,978	13,079	—	1,052,655
Great-West Templeton Global Bond Fund Initial Class	34,157	283,865	76,674	25,149	1,583	2,160	323,810

					$730,094	$191,673	$45,498,047

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	268,541	$2,523,042	$487,248	$78,196	$12,917	$8,034	$3,166,094
Great-West Bond Index Fund Initial Class	432,838	4,634,207	1,763,949	372,993	10,544	45,721	5,821,672
Great-West Federated Bond Fund Initial Class	557,977	4,634,185	1,779,309	307,856	5,052	50,916	5,819,699
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	158,668	—	2,076,520	6,652	(226)	6,540	1,975,416
Great-West International Index Fund Initial Class	1,029,992	8,141,624	2,220,070	355,481	10,596	—	10,227,825
Great-West Janus Large Cap Growth Fund Initial Class	340,627	2,524,280	594,357	109,213	(17,277)	—	3,178,051
Great-West Loomis Sayles Small Cap Value Fund Initial Class	64,722	1,314,706	253,360	73,891	30,782	2,028	1,657,522
Great-West MFS International Growth Fund Initial Class	201,537	1,829,996	507,971	56,576	4,892	—	2,295,504
Great-West MFS International Value Fund Initial Class	283,533	2,240,796	464,455	152,541	18,248	—	2,829,656
Great-West Putnam Equity Income Fund Initial Class	298,238	3,079,133	523,306	154,513	36,800	26,931	3,871,126
Great-West Putnam High Yield Bond Fund Initial Class	264,792	1,749,799	594,394	113,945	6,899	57,768	2,189,832
Great-West Real Estate Index Fund Initial Class	188,969	1,580,017	534,085	115,286	15,364	9,702	2,057,874
Great-West S&P 500® Index Fund Initial Class	975,006	11,172,003	1,851,394	343,087	142,197	91,260	14,020,590
Great-West S&P Mid Cap 400® Index Fund Initial Class	485,835	4,804,262	900,458	262,081	58,986	25,914	6,063,221
Great-West S&P Small Cap 600® Index Fund Initial Class	457,101	4,050,109	810,797	310,412	114,496	17,916	5,101,251
Great-West T. Rowe Price Equity Income Fund Initial Class	208,757	3,079,052	535,360	124,782	50,628	28,693	3,866,171
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	73,490	1,176,948	197,244	65,210	9,617	—	1,480,816
Great-West Templeton Global Bond Fund Initial Class	155,513	1,168,738	405,707	53,059	274	9,819	1,474,262

					$510,789	$381,242	$77,096,582

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	1,179,302	$10,654,114	$2,415,404	$193,812	$29,298	$35,152	$13,903,967
Great-West Bond Index Fund Initial Class	880,612	9,008,633	3,976,593	725,250	25,319	92,778	11,844,233
Great-West Federated Bond Fund Initial Class	1,135,218	9,007,541	4,016,983	601,743	12,807	103,333	11,840,322
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	694,855	—	9,069,106	7,402	(253)	28,553	8,650,942
Great-West International Index Fund Initial Class	4,524,385	34,168,385	10,684,662	868,660	21,104	—	44,927,140
Great-West Janus Large Cap Growth Fund Initial Class	1,494,165	10,641,147	2,885,808	282,310	(49,024)	—	13,940,560
Great-West Loomis Sayles Small Cap Value Fund Initial Class	285,224	5,581,082	1,192,444	224,436	85,475	8,914	7,304,597
Great-West MFS International Growth Fund Initial Class	885,902	7,754,894	2,406,058	133,032	13,782	—	10,090,418
Great-West MFS International Value Fund Initial Class	1,241,781	9,359,024	2,386,983	557,493	63,015	—	12,392,974
Great-West Putnam Equity Income Fund Initial Class	1,311,696	12,954,959	2,555,687	373,351	90,049	118,027	17,025,812
Great-West Putnam High Yield Bond Fund Initial Class	539,971	3,394,883	1,389,599	236,526	11,071	117,493	4,465,562
Great-West Real Estate Index Fund Initial Class	738,969	5,904,793	2,382,424	459,725	61,951	37,810	8,047,369
Great-West S&P 500® Index Fund Initial Class	4,283,628	47,027,733	9,302,444	790,317	310,713	399,239	61,598,576
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,132,608	20,234,921	4,345,568	721,654	163,595	113,403	26,614,952
Great-West S&P Small Cap 600® Index Fund Initial Class	2,009,516	17,163,137	3,690,122	965,530	338,831	78,536	22,426,200
Great-West T. Rowe Price Equity Income Fund Initial Class	918,650	12,948,052	2,644,865	303,019	114,614	125,749	17,013,391
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	321,879	4,980,648	950,093	197,797	27,300	—	6,485,855
Great-West Templeton Global Bond Fund Initial Class	314,653	2,280,086	916,824	120,744	(2,858)	19,833	2,982,915

					$1,316,789	$1,278,820	$301,555,785

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	105,487	$1,118,278	$150,959	$117,163	$14,001	$3,153	$1,243,689
Great-West Bond Index Fund Initial Class	43,777	531,102	157,683	80,727	(776)	4,716	588,803
Great-West Federated Bond Fund Initial Class	56,419	531,066	156,976	70,848	(194)	5,233	588,453
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	62,302	—	819,474	6,782	(317)	2,565	775,661
Great-West International Index Fund Initial Class	404,570	3,607,235	698,898	338,929	60,671	—	4,017,377
Great-West Janus Large Cap Growth Fund Initial Class	133,603	1,119,792	196,879	115,465	17,978	—	1,246,520
Great-West Loomis Sayles Small Cap Value Fund Initial Class	25,478	584,810	75,439	76,315	14,084	798	652,481
Great-West MFS International Growth Fund Initial Class	79,419	814,807	167,591	75,190	13,128	—	904,588
Great-West MFS International Value Fund Initial Class	111,202	989,806	158,843	148,432	14,479	—	1,109,795
Great-West Putnam Equity Income Fund Initial Class	117,241	1,364,075	157,256	142,550	53,534	10,583	1,521,782
Great-West Putnam High Yield Bond Fund Initial Class	27,074	201,741	52,955	25,697	2,132	5,931	223,904
Great-West Real Estate Index Fund Initial Class	61,892	587,392	154,560	88,344	9,726	3,192	674,006
Great-West S&P 500® Index Fund Initial Class	382,915	4,939,829	560,549	479,303	145,542	35,762	5,506,319
Great-West S&P Mid Cap 400® Index Fund Initial Class	190,837	2,129,714	245,481	218,146	68,149	10,176	2,381,641
Great-West S&P Small Cap 600® Index Fund Initial Class	179,646	1,798,529	249,910	278,952	45,639	7,038	2,004,846
Great-West T. Rowe Price Equity Income Fund Initial Class	82,177	1,363,046	163,235	142,967	44,136	11,275	1,521,921
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	28,905	522,253	60,235	67,087	9,667	—	582,442
Great-West Templeton Global Bond Fund Initial Class	15,698	133,799	35,505	15,413	571	993	148,814

					$512,150	$101,415	$25,693,042

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	67,379	$627,124	$171,966	$56,120	$8,772	$2,022	$794,391
Great-West Bond Index Fund Initial Class	96,443	1,025,037	514,138	196,718	2,410	10,162	1,297,154
Great-West Federated Bond Fund Initial Class	124,345	1,025,215	514,853	177,826	2,662	11,335	1,296,920
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	39,795	—	527,451	8,619	(353)	1,640	495,444
Great-West International Index Fund Initial Class	296,173	2,317,133	842,772	277,142	3,835	—	2,940,997
Great-West Janus Large Cap Growth Fund Initial Class	85,423	627,722	196,775	82,477	(18,370)	—	796,998
Great-West Loomis Sayles Small Cap Value Fund Initial Class	18,574	372,919	97,709	41,394	7,747	582	475,683
Great-West MFS International Growth Fund Initial Class	58,102	522,531	197,624	59,778	3,187	—	661,782
Great-West MFS International Value Fund Initial Class	81,646	636,953	200,244	94,980	10,376	—	814,828
Great-West Putnam Equity Income Fund Initial Class	75,015	765,904	191,503	79,250	17,550	6,783	973,699
Great-West Putnam High Yield Bond Fund Initial Class	59,175	386,997	177,498	62,632	4,676	12,936	489,379
Great-West Real Estate Index Fund Initial Class	45,797	378,644	166,000	56,163	6,580	2,355	498,733
Great-West S&P 500® Index Fund Initial Class	245,249	2,781,909	705,862	252,857	72,657	22,973	3,526,678
Great-West S&P Mid Cap 400® Index Fund Initial Class	122,291	1,193,225	317,692	125,203	25,733	6,516	1,526,195
Great-West S&P Small Cap 600® Index Fund Initial Class	130,940	1,146,580	296,893	146,282	21,322	5,132	1,461,290
Great-West T. Rowe Price Equity Income Fund Initial Class	52,549	765,777	200,622	81,343	16,727	7,226	973,212
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	18,482	292,551	70,976	35,669	42	—	372,417
Great-West Templeton Global Bond Fund Initial Class	40,995	305,802	142,988	47,562	12	2,595	388,629

					$185,565	$92,257	$19,784,429

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	267,914	$2,169,313	$836,775	$60,298	$8,934	$7,942	$3,158,706
Great-West Bond Index Fund Initial Class	187,945	1,728,741	1,029,885	145,830	2,358	19,277	2,527,855
Great-West Federated Bond Fund Initial Class	242,388	1,728,636	1,043,533	121,850	1,539	21,562	2,528,103
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	158,160	—	2,063,481	1,607	(76)	6,470	1,969,090
Great-West International Index Fund Initial Class	1,178,998	8,001,581	3,802,334	292,293	3,510	—	11,707,452
Great-West Janus Large Cap Growth Fund Initial Class	339,439	2,169,221	935,809	95,573	(23,507)	—	3,166,965
Great-West Loomis Sayles Small Cap Value Fund Initial Class	73,908	1,292,397	458,305	51,393	10,724	2,293	1,892,774
Great-West MFS International Growth Fund Initial Class	231,365	1,813,481	862,879	50,307	3,029	—	2,635,244
Great-West MFS International Value Fund Initial Class	324,652	2,202,416	881,802	138,686	13,688	—	3,240,028
Great-West Putnam Equity Income Fund Initial Class	297,857	2,646,362	915,332	94,459	20,751	26,659	3,866,187
Great-West Putnam High Yield Bond Fund Initial Class	115,796	656,879	368,393	48,258	1,872	25,028	957,633
Great-West Real Estate Index Fund Initial Class	157,249	1,135,575	611,515	74,742	9,146	8,035	1,712,443
Great-West S&P 500® Index Fund Initial Class	968,870	9,554,161	3,357,467	247,230	73,604	89,849	13,932,353
Great-West S&P Mid Cap 400® Index Fund Initial Class	484,574	4,125,026	1,462,462	128,981	25,410	25,617	6,047,482
Great-West S&P Small Cap 600® Index Fund Initial Class	520,036	3,972,620	1,367,220	201,851	33,354	20,175	5,803,603
Great-West T. Rowe Price Equity Income Fund Initial Class	208,578	2,645,974	928,293	79,876	20,469	28,403	3,862,869
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	73,261	1,014,426	340,519	43,993	1,595	—	1,476,205
Great-West Templeton Global Bond Fund Initial Class	79,507	516,157	293,855	31,396	(497)	4,979	753,731

					$205,903	$286,289	$71,238,723

  Semi-Annual Report - June 28, 2013

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	11,824	$102,565	$46,480	$18,288	$2,188	$343	$139,403
Great-West Bond Index Fund Initial Class	5,008	49,556	30,280	10,406	(73)	501	67,360
Great-West Federated Bond Fund Initial Class	6,456	49,550	30,862	10,007	(16)	561	67,334
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	6,947	—	90,342	48	(3)	279	86,495
Great-West International Index Fund Initial Class	51,944	378,889	200,938	65,041	12,328	—	515,800
Great-West Janus Large Cap Growth Fund Initial Class	14,981	102,658	50,766	16,976	3,615	—	139,774
Great-West Loomis Sayles Small Cap Value Fund Initial Class	3,244	60,930	26,095	11,627	1,957	99	83,088
Great-West MFS International Growth Fund Initial Class	10,189	85,417	45,707	14,030	2,499	—	116,048
Great-West MFS International Value Fund Initial Class	14,277	104,130	48,240	21,869	2,601	—	142,488
Great-West Putnam Equity Income Fund Initial Class	13,157	125,481	52,633	21,423	5,741	1,154	170,776
Great-West Putnam High Yield Bond Fund Initial Class	3,120	18,985	11,085	3,584	308	662	25,805
Great-West Real Estate Index Fund Initial Class	6,217	48,649	26,989	9,228	1,280	314	67,708
Great-West S&P 500® Index Fund Initial Class	42,859	453,358	191,137	75,244	16,555	3,892	616,305
Great-West S&P Mid Cap 400® Index Fund Initial Class	21,353	195,292	83,169	33,654	8,104	1,107	266,491
Great-West S&P Small Cap 600® Index Fund Initial Class	22,919	187,955	81,039	40,221	6,132	873	255,771
Great-West T. Rowe Price Equity Income Fund Initial Class	9,214	125,469	52,654	21,113	4,755	1,229	170,635
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	3,250	48,077	20,019	9,308	1,195	—	65,479
Great-West Templeton Global Bond Fund Initial Class	2,112	14,694	8,835	2,795	128	130	20,023

					$69,294	$11,144	$3,016,783

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Great-West Lifetime 2015 Fund I	$39,859,060	$28,864,184
Great-West Lifetime 2015 Fund II	181,763,384	79,978,264
Great-West Lifetime 2015 Fund III	6,145,851	7,300,530
Great-West Lifetime 2025 Fund I	57,453,852	27,104,545
Great-West Lifetime 2025 Fund II	263,355,734	78,042,894
Great-West Lifetime 2025 Fund III	9,782,556	7,792,947
Great-West Lifetime 2035 Fund I	45,031,474	15,968,273
Great-West Lifetime 2035 Fund II	192,043,719	41,834,850
Great-West Lifetime 2035 Fund III	11,117,553	7,415,495
Great-West Lifetime 2045 Fund I	22,898,592	6,856,704
Great-West Lifetime 2045 Fund II	96,224,087	22,077,740
Great-West Lifetime 2045 Fund III	6,234,363	4,991,629
Great-West Lifetime 2055 Fund I	7,866,152	3,335,658
Great-West Lifetime 2055 Fund II	31,427,060	5,084,083
Great-West Lifetime 2055 Fund III	1,592,322	724,773

  Semi-Annual Report - June 28, 2013

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 28, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Lifetime 2015 Fund I	$207,398,867	$7,990,322	$(6,676,942)	$1,313,380
Great-West Lifetime 2015 Fund II	810,998,183	41,352,647	(23,342,268)	18,010,379
Great-West Lifetime 2015 Fund III	23,071,742	1,226,932	(614,435)	612,497
Great-West Lifetime 2025 Fund I	267,609,401	14,590,693	(6,975,015)	7,615,678
Great-West Lifetime 2025 Fund II	1,096,703,733	79,782,437	(23,574,482)	56,207,955
Great-West Lifetime 2025 Fund III	55,674,531	5,109,342	(872,146)	4,237,196
Great-West Lifetime 2035 Fund I	196,246,781	15,548,082	(3,720,313)	11,827,769
Great-West Lifetime 2035 Fund II	766,610,096	73,713,417	(10,996,471)	62,716,946
Great-West Lifetime 2035 Fund III	54,670,782	5,943,632	(476,394)	5,467,238
Great-West Lifetime 2045 Fund I	94,613,736	8,518,843	(1,438,805)	7,080,038
Great-West Lifetime 2045 Fund II	372,071,915	36,366,577	(4,510,099)	31,856,478
Great-West Lifetime 2045 Fund III	31,587,447	3,350,753	(232,648)	3,118,105
Great-West Lifetime 2055 Fund I	25,292,046	1,980,310	(431,284)	1,549,026
Great-West Lifetime 2055 Fund II	91,625,119	7,680,109	(1,245,478)	6,434,631
Great-West Lifetime 2055 Fund III	3,947,419	276,730	(42,916)	233,814

  Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Lifetime 2015 Fund I, Great-West Lifetime 2015 Fund II, Great-West Lifetime 2015 Fund III, Great-West Lifetime 2025 Fund I, Great-West Lifetime 2025 Fund II, Great-West Lifetime 2025 Fund III, Great-West Lifetime 2035 Fund I, Great-West Lifetime 2035 Fund II, Great-West Lifetime 2035 Fund III, Great-West Lifetime 2045 Fund I, Great-West Lifetime 2045 Fund II, Great-West Lifetime 2045 Fund III, Great-West Lifetime 2055 Fund I, Great-West Lifetime 2055 Fund II and Great-West Lifetime 2055 Fund III (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.

Investment Performance

The Board considered the investment performance of the Funds. The Board reviewed performance information for the Class T Shares of each Fund as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one- and three- year periods ended December 31, 2012 and quarterly returns for the third and fourth quarters ended December 31, 2009 and for the three-year period ended December 31, 2012. The Board also considered the composition of each Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index.

The Board noted that, with respect to the Great-West Lifetime 2015 Fund I, Great-West Lifetime 2045 Fund I and the Great-West Lifetime 2055 Fund I, the Funds were in the second quartile of their respective peer groups for the one- and three-year periods ended December 31, 2012. The Board noted that the Great-West Lifetime 2025 Fund I and the Great-West Lifetime 2035 Fund I were in the third and second quartiles of their respective peer groups, respectively, for the one- and three-year periods ended December 31, 2012. The Board also considered that the Great-West Lifetime 2015 Fund I, Great-West Lifetime 2025 Fund I, Great-West Lifetime 2035 Fund I, Great-West Lifetime 2045 Fund I and the Great-West Lifetime 2055 Fund I each outperformed its benchmark index for the one-year period ended December 31, 2012 and underperformed its benchmark index for the three-year period ended December 31, 2012.

The Board noted that the Great-West Lifetime 2015 Fund II was in the second and first quartiles of its peer group, respectively, for the one- and three-year periods ended December 31, 2012 and the Great-West Lifetime 2025 Fund II was in the second quartile of the peer group for the one- and three- year periods ended December 31, 2012. With respect to the Great-West Lifetime 2035 Fund II, Great-West Lifetime 2045 Fund II and the Great-West Lifetime 2055 Fund II, the Board noted that the Funds were in the first and second quartiles of their respective peer groups, respectively, for the one- and three- year periods ended December 31, 2012. The Board also considered that the Great-West Lifetime 2015 Fund II, Great-West Lifetime 2025 Fund II, Great-West Lifetime 2035 Fund II, Great-West Lifetime 2045 Fund II and the Great-West Lifetime 2055 Fund II each outperformed its benchmark index for the one-year period ended December 31, 2012 and underperformed its benchmark index for the three-year period ended December 31, 2012.

The Board noted that the Great-West Lifetime 2025 Fund III and the Great-West Lifetime 2035 III were in the first quartile for the one- and three-year periods ended December 31, 2012 and the Great-West Lifetime 2045 Fund III and Great-West Lifetime 2055 III were in the first and second quartiles of their respective peer groups, respectively, for the one- and three-year periods ended December 31, 2012. The Board also considered that the Great-West Lifetime 2025 Fund III, Great-West Lifetime 2035 Fund III, Great-West Lifetime 2045 Fund III and the Great-West Lifetime 2055 Fund III each outperformed its benchmark index for the one-year period ended December 31, 2012 and underperformed its benchmark index for the three-year period ended December 31, 2012. The Board noted that, although the Great-West Lifetime 2015 Fund III underperformed its benchmark index for the one- and three- year periods ended December 31, 2012, the Fund was in the first quartile of its peer group for the one- and three-year periods ended December 31, 2012.

The Board determined that it was satisfied with the investment performance of the Funds.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Funds. In evaluating the management fee and total expense ratio of each Fund’s Class T Shares, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on each Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and each Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds and each Fund’s total expense ratio, including underlying fund fees and expenses, in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that for the Great West Lifetime 2015 Fund I, Great West Lifetime 2025 Fund I, Great West Lifetime 2035 Fund I, Great-West Lifetime 2045 Fund I and Great-West Lifetime 2055 Fund I, each Fund’s Contractual Management Fee was greater than the respective average and median contractual management fee of its peer group of funds and each Fund’s Management Fee Less Non-Management Expenses was below or the same as the average and median contractual management fee of its respective peer group of funds. The Board further noted that each Fund’s (with the exception of the Great-West Lifetime 2055 Fund I) annual operating expense ratio was lower than the average and median annual operating expense ratio of its respective peer group of funds and the Great-West Lifetime 2055 Fund I’s annual operating expense ratio was lower than the average annual operating expense ratio of its peer group of funds. In addition, the Board noted that each Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below or the same as the median of its peer universe of funds.

With respect to the Great-West Lifetime 2015 Fund II, Great-West Lifetime 2025 Fund II, Great-West Lifetime 2035 Fund II, Great-West Lifetime 2045 Fund II and Great-West Lifetime 2055 Fund II, the Board noted that each Fund’s Contractual Management Fee was greater than the respective average and median contractual management fee of its peer group of funds. For the Great-West Lifetime 2015 Fund II, Great-West Lifetime 2025 Fund II and Great-West Lifetime 2035 Fund II, the Board considered that each Fund’s Management Fee Less Non-Management Expenses was lower than the average and greater than the median respective contractual management fee of its peer group of funds. For the Great-West Lifetime 2045 Fund II and Great-West Lifetime 2055 Fund II, the Board also considered that each Fund’s Management Fee Less Non-Management Expenses was lower than the average and the same as the median respective contractual management fee of its peer group of funds. The Board noted that each Fund’s (with the exception of the Great-West Lifetime 2055 II Fund) annual operating expense ratio was lower than the average and median annual operating expense ratio of its respective peer group of funds and lower than or the same as the median of its respective peer universe of funds and the Great-West Lifetime 2055 II Fund’s annual operating expense ratio was greater than the average and the same as the median annual operating expense ratio of its peer group of funds. Further, the Board noted that each Fund’s annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

With respect to the Great West Lifetime 2015 Fund III, Great West Lifetime 2025 Fund III, Great West Lifetime 2035 Fund III, Great West Lifetime 2045 Fund III and Great West Lifetime 2055 Fund III, each Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its respective peer group of funds and each Fund’s Management Fee Less Non-Management Expenses was below or the same as the average and median contractual management fee of its respective peer group of funds. The Board further noted that the Great-West Lifetime 2015 Fund III, Great-West Lifetime 2025 Fund III and the Great-West Lifetime 2045 Fund III’s annual operating expense ratio were the same as or lower than the average and median annual operating expense ratio of its respective peer group of funds and the Great-West Lifetime 2035 Fund III and the Great-West Lifetime 2055 Fund III’s total annual operating expense ratio were the same as the median expense ratio of its respective peer group of funds. The Board also considered that the Great-West Lifetime 2025 Fund III and the Great-West Lifetime 2045 Fund III’s total annual operating expense ratios were in the second quartile of their respective peer group and the Great-West Lifetime 2015 Fund III, Great-West Lifetime 2035 Fund III and Great-West Lifetime 2055 Fund III’s total annual operating expense ratios were in the third quartile of their respective peer group of funds (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Funds.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)           (1) Not required in filing.

               (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

               (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013